PGIM Target Date Funds
Formerly, Prudential Day One Funds

PROSPECTUS — September 29, 2023 as reissued December 14, 2023
Fund Type
Target Date

PGIM TARGET DATE INCOME FUND FORMERLY, PRUDENTIAL DAY ONE INCOME FUND
R1: PDADX	R2: PDAEX	R3: PDAFX	R4: PDAGX	R5: PDAHX	R6: PDAJX

PGIM TARGET DATE 2015 FUND FORMERLY, PRUDENTIAL DAY ONE 2015 FUND
R1: PDCDX	R2: PDCEX	R3: PDCFX	R4: PDCGX	R5: PDCHX	R6: PDCJX

PGIM TARGET DATE 2020 FUND FORMERLY, PRUDENTIAL DAY ONE 2020 FUND
R1: PDDDX	R2: PDDEX	R3: PDDFX	R4: PDDGX	R5: PDDHX	R6: PDDJX

PGIM TARGET DATE 2025 FUND FORMERLY, PRUDENTIAL DAY ONE 2025 FUND
R1: PDEDX	R2: PDEEX	R3: PDEFX	R4: PDEGX	R5: PDEHX	R6: PDEJX

PGIM TARGET DATE 2030 FUND FORMERLY, PRUDENTIAL DAY ONE 2030 FUND
R1: PDFCX	R2: PDFEX	R3: PDFFX	R4: PDFGX	R5: PDFHX	R6: PDFJX

PGIM TARGET DATE 2035 FUND FORMERLY, PRUDENTIAL DAY ONE 2035 FUND
R1: PDGCX	R2: PDGEX	R3: PDGFX	R4: PDGGX	R5: PDGHX	R6: PDGJX

PGIM TARGET DATE 2040 FUND FORMERLY, PRUDENTIAL DAY ONE 2040 FUND
R1: PDHDX	R2: PDHEX	R3: PDHFX	R4: PDHGX	R5: PDHHX	R6: PDHJX

PGIM TARGET DATE 2045 FUND FORMERLY, PRUDENTIAL DAY ONE 2045 FUND
R1: PDIDX	R2: PDIEX	R3: PDIKX	R4: PDIGX	R5: PDIHX	R6: PDIJX

PGIM TARGET DATE 2050 FUND FORMERLY, PRUDENTIAL DAY ONE 2050 FUND
R1: PDJDX	R2: PDJEX	R3: PDJFX	R4: PDJGX	R5: PDJHX	R6: PDJJX

PGIM TARGET DATE 2055 FUND FORMERLY, PRUDENTIAL DAY ONE 2055 FUND
R1: PDKDX	R2: PDKEX	R3: PDKFX	R4: PDKGX	R5: PDKHX	R6: PDKJX

PGIM TARGET DATE 2060 FUND FORMERLY, PRUDENTIAL DAY ONE 2060 FUND
R1: PDLDX	R2: PDLEX	R3: PDLFX	R4: PDLGX	R5: PDLHX	R6: PDLJX

PGIM TARGET DATE 2065 FUND FORMERLY, PRUDENTIAL DAY ONE 2065 FUND
R1: PDOAX	R2: PDODX	R3: PDOEX	R4: PDOFX	R5: PDOGX	R6: PDOHX

The Securities and Exchange Commission
(SEC) has not approved or disapproved the
Funds' shares, nor has the SEC determined
that this prospectus is complete or accurate.
It is a criminal offense to state otherwise.
Mutual funds are distributed by Prudential
Investment Management Services LLC, a
Prudential Financial company, member SIPC.
PGIM Quantitative Solutions LLC is a wholly
owned subsidiary of PGIM, Inc. (PGIM), a
Prudential Financial company. © 2023
Prudential Financial, Inc. and its related
entities. The Prudential logo and the Rock
symbol are service marks of Prudential
Financial, Inc. and its related entities,
registered in many jurisdictions worldwide.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents
5	SUMMARY: PGIM TARGET DATE INCOME FUND
5	INVESTMENT OBJECTIVE
5	FUND FEES AND EXPENSES
6	INVESTMENTS, RISKS AND PERFORMANCE
12	MANAGEMENT OF THE FUND
12	BUYING AND SELLING FUND SHARES
12	TAX INFORMATION
12	PAYMENTS TO FINANCIAL INTERMEDIaries
13	SUMMARY: PGIM TARGET DATE 2015 FUND
13	INVESTMENT OBJECTIVE
13	FUND FEES AND EXPENSES
14	INVESTMENTS, RISKS AND PERFORMANCE
20	MANAGEMENT OF THE FUND
20	BUYING AND SELLING FUND SHARES
21	TAX INFORMATION
21	PAYMENTS TO FINANCIAL INTERMEDIaries
22	SUMMARY: PGIM TARGET DATE 2020 FUND
22	INVESTMENT OBJECTIVE
22	FUND FEES AND EXPENSES
23	INVESTMENTS, RISKS AND PERFORMANCE
29	MANAGEMENT OF THE FUND
29	BUYING AND SELLING FUND SHARES
30	TAX INFORMATION
30	PAYMENTS TO FINANCIAL INTERMEDIaries
31	SUMMARY: PGIM TARGET DATE 2025 FUND
31	INVESTMENT OBJECTIVE
31	FUND FEES AND EXPENSES
32	INVESTMENTS, RISKS AND PERFORMANCE
39	MANAGEMENT OF THE FUND
39	BUYING AND SELLING FUND SHARES
39	TAX INFORMATION
39	PAYMENTS TO FINANCIAL INTERMEDIaries
40	SUMMARY: PGIM TARGET DATE 2030 FUND
40	INVESTMENT OBJECTIVE
40	FUND FEES AND EXPENSES
41	INVESTMENTS, RISKS AND PERFORMANCE
48	MANAGEMENT OF THE FUND
48	BUYING AND SELLING FUND SHARES
48	TAX INFORMATION
48	PAYMENTS TO FINANCIAL INTERMEDIaries
49	SUMMARY: PGIM TARGET DATE 2035 FUND
49	INVESTMENT OBJECTIVE
49	FUND FEES AND EXPENSES
50	INVESTMENTS, RISKS AND PERFORMANCE

57	MANAGEMENT OF THE FUND
57	BUYING AND SELLING FUND SHARES
57	TAX INFORMATION
57	PAYMENTS TO FINANCIAL INTERMEDIaries
58	SUMMARY: PGIM TARGET DATE 2040 FUND
58	INVESTMENT OBJECTIVE
58	FUND FEES AND EXPENSES
59	INVESTMENTS, RISKS AND PERFORMANCE
66	MANAGEMENT OF THE FUND
66	BUYING AND SELLING FUND SHARES
66	TAX INFORMATION
66	PAYMENTS TO FINANCIAL INTERMEDIaries
67	SUMMARY: PGIM TARGET DATE 2045 FUND
67	INVESTMENT OBJECTIVE
67	FUND FEES AND EXPENSES
68	INVESTMENTS, RISKS AND PERFORMANCE
75	MANAGEMENT OF THE FUND
75	BUYING AND SELLING FUND SHARES
75	TAX INFORMATION
75	PAYMENTS TO FINANCIAL INTERMEDIaries
76	SUMMARY: PGIM TARGET DATE 2050 FUND
76	INVESTMENT OBJECTIVE
76	FUND FEES AND EXPENSES
77	INVESTMENTS, RISKS AND PERFORMANCE
84	MANAGEMENT OF THE FUND
84	BUYING AND SELLING FUND SHARES
84	TAX INFORMATION
84	PAYMENTS TO FINANCIAL INTERMEDIaries
85	SUMMARY: PGIM TARGET DATE 2055 FUND
85	INVESTMENT OBJECTIVE
85	FUND FEES AND EXPENSES
86	INVESTMENTS, RISKS AND PERFORMANCE
93	MANAGEMENT OF THE FUND
93	BUYING AND SELLING FUND SHARES
93	TAX INFORMATION
93	PAYMENTS TO FINANCIAL INTERMEDIaries
94	SUMMARY: PGIM TARGET DATE 2060 FUND
94	INVESTMENT OBJECTIVE
94	FUND FEES AND EXPENSES
95	INVESTMENTS, RISKS AND PERFORMANCE
102	MANAGEMENT OF THE FUND
102	BUYING AND SELLING FUND SHARES
102	TAX INFORMATION
102	PAYMENTS TO FINANCIAL INTERMEDIaries
103	SUMMARY: PGIM TARGET DATE 2065 FUND

103	INVESTMENT OBJECTIVE
103	FUND FEES AND EXPENSES
104	INVESTMENTS, RISKS AND PERFORMANCE
111	MANAGEMENT OF THE FUND
111	BUYING AND SELLING FUND SHARES
111	TAX INFORMATION
112	PAYMENTS TO FINANCIAL INTERMEDIaries
113	MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
113	INVESTMENT STRATEGIES AND INVESTMENTS
118	THE FUNDS OF FUNDS STRUCTURE
121	RISKS OF INVESTING IN THE FUNDS
130	HOW THE FUNDS ARE MANAGED
130	BOARD OF Trustees
130	MANAGER
130	SUBADVISER
131	PORTFOLIO MANAGERS
131	DISTRIBUTOR
132	DISCLOSURE OF PORTFOLIO HOLDINGS
133	FUND DISTRIBUTIONS AND TAX ISSUES
133	DISTRIBUTIONS
133	TAX ISSUES
135	IF YOU SELL OR EXCHANGE YOUR SHARES
136	HOW TO BUY, SELL AND EXCHANGE FUND SHARES
136	HOW TO BUY SHARES
140	HOW TO SELL YOUR SHARES
142	HOW TO EXCHANGE YOUR SHARES
147	FINANCIAL HIGHLIGHTS
220	GLOSSARY

SUMMARY: PGIM TARGET DATE INCOME FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	12.50%	10.57%	2.60%	12.26%	1.16%	0.69%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	12.40%	10.47%	2.50%	12.16%	1.16%	0.69%
Acquired Fund fees and expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Total annual Fund operating expenses	13.37%	11.19%	3.07%	12.63%	1.53%	1.06%
Fee waiver and/or expense reimbursement	(12.37)%	(10.44)%	(2.47)%	(12.13)%	(1.13)%	(0.81)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.
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If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund is intended for retired investors who seek income from fixed income investments with some capital appreciation from equities. The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
Approximately 65% of the Fund’s assets will be allocated to Underlying Funds that provide exposure to fixed income investments, with the remainder invested in Underlying Funds that provide exposure to equity and equity-related securities and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate). The Fund is typically rebalanced monthly to maintain the asset allocations with respect to the Underlying Funds in which the Fund is invested.
The subadviser will review the Fund’s asset allocations to the Underlying Funds annually to determine, in its discretion, whether the allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may make changes to the Fund’s allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved or that the Fund will provide adequate income through the investor’s retirement.
The information in the table below represents the strategic allocations for the Fund. The Fund’s actual allocations may differ from those shown in the table below by plus or minus 5%. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date Income Fund	35%	65%

PGIM Target Date Funds

The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
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Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing

PGIM Target Date Funds

in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and
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impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.

PGIM Target Date Funds

Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

16%
12%
8%
4%
0%
-4%
-8%
-12%
-16%
8.49
-3.05
13.63
8.38
9.42
-11.62
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
8.64%	2nd Quarter 2020	-8.34%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	2.23%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-12.30%	2.13%	2.98%	12-13-16
Class R2 shares	-12.01%	2.40%	3.24%	12-13-16
Class R3 shares	-11.94%	2.55%	3.39%	12-13-16
Class R4 shares	-11.86%	2.66%	3.50%	12-13-16
Class R5 shares	-11.68%	2.77%	3.61%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-11.62%	2.92%	3.78%	12-13-16
Return After Taxes on Distributions	-13.87%	1.06%	2.10%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-6.46%	1.64%	2.36%	12-13-16
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-22)
PGIM Target Date Income Custom Benchmark	-11.47%	3.09%	3.94%*
S&P Target Date Retirement Income Index	-11.17%	2.33%	3.43%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.
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MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

PGIM Target Date Funds

SUMMARY: PGIM TARGET DATE 2015 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	24.65%	7.68%	24.10%	23.97%	3.25%	1.44%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	24.55%	7.58%	24.00%	23.87%	3.25%	1.44%
Acquired Fund fees and expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual Fund operating expenses	25.51%	8.29%	24.56%	24.33%	3.61%	1.80%
Fee waiver and/or expense reimbursement	(24.51)%	(7.54)%	(23.96)%	(23.83)%	(3.21)%	(1.55)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.
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If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors who retired in or close to the year 2015 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the

PGIM Target Date Funds

current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2015 Fund	37%	63%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
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Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

PGIM Target Date Funds

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction
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costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

PGIM Target Date Funds

Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.
Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.
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Annual Total Returns (Class R6 Shares)[1]
16%
12%
8%
4%
0%
-4%
-8%
-12%
-16%
10.06
-3.62
14.65
8.64
10.33
-11.68
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
9.40%	2nd Quarter 2020	-9.52%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	2.43%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-12.29%	2.42%	3.46%	12-13-16
Class R2 shares	-12.05%	2.68%	3.72%	12-13-16
Class R3 shares	-12.00%	2.83%	3.87%	12-13-16
Class R4 shares	-11.92%	2.94%	3.96%	12-13-16
Class R5 shares	-11.80%	3.05%	4.09%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-11.68%	3.18%	4.23%	12-13-16
Return After Taxes on Distributions	-13.99%	1.20%	2.46%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-6.45%	1.84%	2.73%	12-13-16
Index % (reflects no deduction for fees, expenses, or taxes) (as of 12-31-22)
PGIM Target Date 2015 Custom Benchmark	-11.68%	3.41%	4.45%*
S&P Target Date 2015 Index	-12.16%	-3.07%	4.56%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None

PGIM Target Date Funds

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM TARGET DATE 2020 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	23.39%	6.72%	0.73%	22.72%	0.60%	0.35%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	23.29%	6.62%	0.63%	22.62%	0.60%	0.35%
Acquired Fund fees and expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Total annual Fund operating expenses	24.24%	7.32%	1.18%	23.07%	0.95%	0.70%
Fee waiver and/or expense reimbursement	(23.24)%	(6.57)%	(0.58)%	(22.57)%	(0.55)%	(0.45)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.

PGIM Target Date Funds

If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors who retired in or close to the year 2020 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the
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current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2020 Fund	42%	58%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

PGIM Target Date Funds

Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction

PGIM Target Date Funds

costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
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Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.
Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

PGIM Target Date Funds

Annual Total Returns (Class R6 Shares)[1]

20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
10.70
-3.96
15.85
8.90
11.58
-11.94
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
10.49%	2nd Quarter 2020	-10.96%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	2.90%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-12.61%	2.76%	3.88%	12-13-16
Class R2 shares	-12.34%	3.02%	4.14%	12-13-16
Class R3 shares	-12.22%	3.18%	4.31%	12-13-16
Class R4 shares	-12.21%	3.30%	4.41%	12-13-16
Class R5 shares	-12.11%	3.40%	4.52%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-11.94%	3.55%	4.62%	12-13-16
Return After Taxes on Distributions	-14.43%	1.58%	2.87%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-6.50%	2.17%	3.07%	12-13-16
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-22)
PGIM Target Date 2020 Custom Benchmark	-12.04%	3.81%	4.94%*
S&P Target Date 2020 Index	-12.81%	3.14%	4.87%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
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	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

PGIM Target Date Funds

SUMMARY: PGIM TARGET DATE 2025 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	22.93%	3.25%	1.01%	14.44%	0.87%	0.24%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	22.83%	3.15%	0.91%	14.34%	0.87%	0.24%
Acquired Fund fees and expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Total annual Fund operating expenses	23.78%	3.85%	1.46%	14.79%	1.22%	0.59%
Fee waiver and/or expense reimbursement	(22.78)%	(3.10)%	(0.86)%	(14.29)%	(0.82)%	(0.34)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.
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If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors expecting to retire in or close to the year 2025 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the

PGIM Target Date Funds

current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2025 Fund	47%	53%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
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Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

PGIM Target Date Funds

Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing
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in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and

PGIM Target Date Funds

impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.
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Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

30%
20%
10%
0%
-10%
-20%
12.93
-4.55
16.81
9.29
12.82
-12.27
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
11.27%	2nd Quarter 2020	-12.05%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	3.54%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-12.91%	3.06%	4.34%	12-13-16
Class R2 shares	-12.67%	3.33%	4.61%	12-13-16
Class R3 shares	-12.53%	3.47%	4.76%	12-13-16
Class R4 shares	-12.53%	3.57%	4.85%	12-13-16
Class R5 shares	-12.35%	3.69%	4.97%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-12.27%	3.82%	5.13%	12-13-16
Return After Taxes on Distributions	-14.35%	1.83%	3.37%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-6.74%	2.38%	3.49%	12-13-16
Index % (reflects no deduction for fees, expenses, or taxes) (as of 12-31-22)
PGIM Target Date 2025 Custom Benchmark	-12.42%	4.11%	5.50%*
S&P Target Date 2025 Index	-13.13%	3.75%	5.67%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.

PGIM Target Date Funds

MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM TARGET DATE 2030 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	5.39%	1.71%	0.56%	9.73%	0.48%	0.24%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	5.29%	1.61%	0.46%	9.63%	0.48%	0.24%
Acquired Fund fees and expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total annual Fund operating expenses	6.23%	2.30%	1.00%	10.07%	0.82%	0.58%
Fee waiver and/or expense reimbursement	(5.23)%	(1.55)%	(0.40)%	(9.57)%	(0.42)%	(0.33)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.

PGIM Target Date Funds

If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors expecting to retire in or close to the year 2030 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the
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current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2030 Fund	56%	44%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

PGIM Target Date Funds

Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
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Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing

PGIM Target Date Funds

in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and
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impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.

PGIM Target Date Funds

Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

30%
20%
10%
0%
-10%
-20%
15.94
-5.64
19.91
9.96
14.81
-13.03
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
13.43%	2nd Quarter 2020	-15.04%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	4.33%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-13.73%	3.65%	5.28%	12-13-16
Class R2 shares	-13.54%	3.90%	5.54%	12-13-16
Class R3 shares	-13.38%	4.06%	5.68%	12-13-16
Class R4 shares	-13.30%	4.14%	5.77%	12-13-16
Class R5 shares	-13.18%	4.29%	5.91%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-13.03%	4.43%	6.08%	12-13-16
Return After Taxes on Distributions	-15.34%	2.46%	4.32%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-6.96%	2.89%	4.27%	12-13-16
Index % (reflects no deduction for fees, expenses, or taxes) (as of 12-31-22)
PGIM Target Date 2030 Custom Benchmark	-13.30%	4.82%	6.59%*
S&P Target Date 2030 Index	-13.96%	4.17%	6.29%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.
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MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

PGIM Target Date Funds

SUMMARY: PGIM TARGET DATE 2035 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	10.31%	2.35%	1.28%	19.99%	0.95%	0.33%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	10.21%	2.25%	1.18%	19.89%	0.95%	0.33%
Acquired Fund fees and expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Total annual Fund operating expenses	11.16%	2.95%	1.73%	20.34%	1.30%	0.68%
Fee waiver and/or expense reimbursement	(10.16)%	(2.20)%	(1.13)%	(19.84)%	(0.90)%	(0.43)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.
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If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors expecting to retire in or close to the year 2035 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the

PGIM Target Date Funds

current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2035 Fund	67%	33%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
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Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

PGIM Target Date Funds

Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing
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in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and

PGIM Target Date Funds

impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.
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Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

30%
20%
10%
0%
-10%
-20%
17.71
-6.94
21.87
11.05
16.95
-14.06
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
15.64%	2nd Quarter 2020	-17.61%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	5.41%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-14.74%	4.05%	5.85%	12-13-16
Class R2 shares	-14.46%	4.30%	6.11%	12-13-16
Class R3 shares	-14.37%	4.45%	6.27%	12-13-16
Class R4 shares	-14.27%	4.57%	6.39%	12-13-16
Class R5 shares	-14.19%	4.67%	6.48%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-14.06%	4.83%	6.64%	12-13-16
Return After Taxes on Distributions	-15.96%	2.75%	4.77%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-7.55%	3.27%	4.77%	12-13-16
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-22)
PGIM Target Date 2035 Custom Benchmark	-14.32%	5.41%	7.44%*
S&P Target Date 2035 Index	-14.99%	4.63%	6.93%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.

PGIM Target Date Funds

MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM TARGET DATE 2040 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	7.50%	2.67%	0.90%	5.64%	0.54%	0.36%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	7.40%	2.57%	0.80%	5.54%	0.54%	0.36%
Acquired Fund fees and expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual Fund operating expenses	8.36%	3.28%	1.36%	6.00%	0.90%	0.72%
Fee waiver and/or expense reimbursement	(7.36)%	(2.53)%	(0.76)%	(5.50)%	(0.50)%	(0.47)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.

PGIM Target Date Funds

If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors expecting to retire in or close to the year 2040 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the
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current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2040 Fund	77%	23%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

PGIM Target Date Funds

Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
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Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing

PGIM Target Date Funds

in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and
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impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.

PGIM Target Date Funds

Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

30%
20%
10%
0%
-10%
-20%
19.34
-7.39
22.88
11.02
18.18
-14.34
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
16.77%	2nd Quarter 2020	-19.63%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	6.11%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-14.96%	4.27%	6.25%	12-13-16
Class R2 shares	-14.78%	4.53%	6.51%	12-13-16
Class R3 shares	-14.66%	4.69%	6.67%	12-13-16
Class R4 shares	-14.56%	4.81%	6.79%	12-13-16
Class R5 shares	-14.47%	4.91%	6.89%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-14.34%	5.05%	7.04%	12-13-16
Return After Taxes on Distributions	-16.43%	3.09%	5.27%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-7.56%	3.45%	5.10%	12-13-16
Index % (reflects no deduction for fees, expenses, or taxes) (as of 12-31-22)
PGIM Target Date 2040 Custom Benchmark	-14.98%	5.65%	7.87%*
S&P Target Date 2040 Index	-15.56%	4.97%	7.40%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.
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MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

PGIM Target Date Funds

SUMMARY: PGIM TARGET DATE 2045 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	20.31%	2.05%	10.47%	8.13%	1.04%	0.51%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	20.21%	1.95%	10.37%	8.03%	1.04%	0.51%
Acquired Fund fees and expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual Fund operating expenses	21.17%	2.66%	10.93%	8.49%	1.40%	0.87%
Fee waiver and/or expense reimbursement	(20.17)%	(1.91)%	(10.33)%	(7.99)%	(1.00)%	(0.62)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.
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If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors expecting to retire in or close to the year 2045 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the

PGIM Target Date Funds

current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2045 Fund	84%	16%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
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Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

PGIM Target Date Funds

Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing
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in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and

PGIM Target Date Funds

impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.
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Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

30%
20%
10%
0%
-10%
-20%
20.34
-8.08
23.80
11.59
19.08
-14.90
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
18.02%	2nd Quarter 2020	-21.17%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	6.65%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-15.55%	4.38%	6.47%	12-13-16
Class R2 shares	-15.31%	4.64%	6.75%	12-13-16
Class R3 shares	-15.17%	4.80%	6.90%	12-13-16
Class R4 shares	-15.16%	4.89%	7.00%	12-13-16
Class R5 shares	-15.06%	5.00%	7.11%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-14.90%	5.17%	7.30%	12-13-16
Return After Taxes on Distributions	-16.53%	3.04%	5.36%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-7.93%	3.55%	5.31%	12-13-16
Index % (reflects no deduction for fees, expenses, or taxes) (as of 12-31-22)
PGIM Target Date 2045 Custom Benchmark	-15.71%	5.77%	8.12%*
S&P Target Date 2045 Index	-15.84%	5.16%	7.68%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.

PGIM Target Date Funds

MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM TARGET DATE 2050 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	7.05%	2.63%	19.71%	4.13%	1.17%	0.78%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	6.95%	2.53%	19.61%	4.03%	1.17%	0.78%
Acquired Fund fees and expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual Fund operating expenses	7.91%	3.24%	20.17%	4.49%	1.53%	1.14%
Fee waiver and/or expense reimbursement	(6.91)%	(2.49)%	(19.57)%	(3.99)%	(1.13)%	(0.89)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.

PGIM Target Date Funds

If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors expecting to retire in or close to the year 2050 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the
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current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2050 Fund	90%	10%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

PGIM Target Date Funds

Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
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Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing

PGIM Target Date Funds

in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and
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impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.

PGIM Target Date Funds

Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

30%
20%
10%
0%
-10%
-20%
20.57
-8.37
24.11
11.59
19.52
-15.14
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
18.48%	2nd Quarter 2020	-21.87%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	7.14%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-15.79%	4.40%	6.50%	12-13-16
Class R2 shares	-15.63%	4.64%	6.75%	12-13-16
Class R3 shares	-15.47%	4.81%	6.92%	12-13-16
Class R4 shares	-15.35%	4.89%	7.00%	12-13-16
Class R5 shares	-15.24%	5.03%	7.14%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-15.14%	5.18%	7.32%	12-13-16
Return After Taxes on Distributions	-16.87%	3.26%	5.56%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-7.88%	3.61%	5.37%	12-13-16
Index % (reflects no deduction for fees, expenses, or taxes) (as of 12-31-22)
PGIM Target Date 2050 Custom Benchmark	-16.09%	5.81%	8.28%*
S&P Target Date 2050 Index	-15.97%	5.26%	7.86%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.
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MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

PGIM Target Date Funds

SUMMARY: PGIM TARGET DATE 2055 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	20.92%	4.68%	15.80%	12.51%	2.91%	2.09%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	20.82%	4.58%	15.70%	12.41%	2.91%	2.09%
Acquired Fund fees and expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual Fund operating expenses	21.78%	5.29%	16.26%	12.87%	3.27%	2.45%
Fee waiver and/or expense reimbursement	(20.78)%	(4.54)%	(15.66)%	(12.37)%	(2.87)%	(2.20)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.
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If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors expecting to retire in or close to the year 2055 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the

PGIM Target Date Funds

current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2055 Fund	93%	7%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
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Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

PGIM Target Date Funds

Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing
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in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and

PGIM Target Date Funds

impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.
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Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

30%
20%
10%
0%
-10%
-20%
22.16
-9.06
24.44
11.75
19.78
-15.25
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
19.00%	2nd Quarter 2020	-22.70%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	7.32%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-15.87%	4.35%	6.71%	12-13-16
Class R2 shares	-15.59%	4.64%	7.00%	12-13-16
Class R3 shares	-15.59%	4.77%	7.13%	12-13-16
Class R4 shares	-15.41%	4.88%	7.26%	12-13-16
Class R5 shares	-15.32%	4.99%	7.37%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-15.25%	5.12%	7.51%	12-13-16
Return After Taxes on Distributions	-16.26%	2.45%	5.11%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-8.30%	3.55%	5.52%	12-13-16
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-22)
PGIM Target Date 2055 Custom Benchmark	-16.23%	5.78%	8.38%*
S&P Target Date 2055 Index	-15.97%	5.31%	7.96%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.

PGIM Target Date Funds

MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM TARGET DATE 2060 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	18.02%	4.58%	11.17%	16.98%	2.87%	2.15%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	17.92%	4.48%	11.07%	16.88%	2.87%	2.15%
Acquired Fund fees and expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual Fund operating expenses	18.88%	5.19%	11.63%	17.34%	3.23%	2.51%
Fee waiver and/or expense reimbursement	(17.88)%	(4.44)%	(11.03)%	(16.84)%	(2.83)%	(2.26)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.

PGIM Target Date Funds

If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors expecting to retire in or close to the year 2060 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the
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current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2060 Fund	95%	5%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

PGIM Target Date Funds

Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
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Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing

PGIM Target Date Funds

in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and
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impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.

PGIM Target Date Funds

Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

30%
20%
10%
0%
-10%
-20%
21.57
-9.33
24.90
11.81
19.97
-15.29
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
19.25%	2nd Quarter 2020	-23.20%	1st Quarter 2020

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	7.42%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class R1 shares	-15.86%	4.38%	6.67%	12-13-16
Class R2 shares	-15.69%	4.64%	6.93%	12-13-16
Class R3 shares	-15.57%	4.80%	7.10%	12-13-16
Class R4 shares	-15.48%	4.89%	7.20%	12-13-16
Class R5 shares	-15.38%	5.00%	7.31%	12-13-16
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-15.30%	5.17%	7.46%	12-13-16
Return After Taxes on Distributions	-17.00%	3.47%	5.89%	12-13-16
Return After Taxes on Distributions and Sale of Fund Shares	-8.04%	3.63%	5.51%	12-13-16
Index % (reflects no deduction for fees, expenses, or taxes) (as of 12-31-22)
PGIM Target Date 2060 Custom Benchmark	-16.33%	5.80%	8.45%*
S&P Target Date 2060 Index	-16.01%	5.35%	8.03%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.
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MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2016
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2016
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

PGIM Target Date Funds

SUMMARY: PGIM TARGET DATE 2065 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15	None	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution (12b-1) fees	0.50%	0.25%	0.10%	None	None	None
Other expenses:	59.64%	35.63%	53.10%	59.15%	55.23%	30.51%
Shareholder service fee(1)	0.10%	0.10%	0.10%	0.10%	None	None
Remainder of other expenses	59.54%	35.53%	53.00%	59.05%	55.23%	30.51%
Acquired Fund fees and expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Total annual Fund operating expenses	60.51%	36.25%	53.57%	59.52%	55.60%	30.88%
Fee waiver and/or expense reimbursement	(59.51)%	(35.50)%	(52.97)%	(59.02)%	(55.20)%	(30.63)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.00%	0.75%	0.60%	0.50%	0.40%	0.25%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
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If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R1	$102	$318	$552	$1,225
Class R2	$77	$240	$417	$930
Class R3	$61	$192	$335	$750
Class R4	$51	$160	$280	$628
Class R5	$41	$128	$224	$505
Class R6	$26	$80	$141	$318
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
The Fund is designed for investors expecting to retire in or close to the year 2065 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.
The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the

PGIM Target Date Funds

current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the approximate current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
PGIM Target Date 2065 Fund	96%	4%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
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Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

PGIM Target Date Funds

Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing
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in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and

PGIM Target Date Funds

impact the Fund’s ability to implement its investment strategy.  The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
COVID-19 and the related governmental and public responses have had, and future public health epidemics may have an impact on the Fund’s investments and net asset value, and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
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Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.
Reference Rate Risk. The Fund may be exposed to financial instruments that recently transitioned from using or continue to use the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom's Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings ceased to be published or are no longer representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The FCA will permit the use of synthetic U.S. dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund's subadviser as a result of Prudential Financial Inc.'s consolidating its retirement solutions advisory services under DCS, but the Fund's portfolio management team remained the same.

Annual Total Returns (Class R6 Shares)[1]

30%
20%
10%
0%
-10%
-20%
11.84
20.17
-15.25
2020
2021
2022

Best Quarter:		Worst Quarter:
19.33%	2nd Quarter 2020	-23.36%	1st Quarter 2020

PGIM Target Date Funds

[1] The total return for Class R6 shares from January 1, 2023 through	September 30, 2023	was	7.37%
Average Annual Total Returns % (as of 12-31-22)

Return Before Taxes	One Year	Since Inception	Inception Date
Class R1 shares	-15.85%	3.98%	12-16-19
Class R2 shares	-15.70%	4.22%	12-16-19
Class R3 shares	-15.57%	4.37%	12-16-19
Class R4 shares	-15.40%	4.50%	12-16-19
Class R5 shares	-15.38%	4.60%	12-16-19
Class R6 Shares % (as of 12-31-22)
Return Before Taxes	-15.25%	4.75%	12-16-19
Return After Taxes on Distributions	-16.36%	3.12%	12-16-19
Return After Taxes on Distributions and Sale of Fund Shares	-8.41%	3.28%	12-16-19
Index % (reflects no deduction for fees, expenses, or taxes) (as of 12-31-22)
PGIM Target Date 2065 Custom Benchmark	-16.39%	4.49%*
S&P Target Date 2065 Index	-15.95%	4.22%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM DC Solutions LLC	David Blanchett, PhD, CFA, CFP®	Managing Director, Portfolio Manager and Head of Retirement Research	December 2023
		Jeremy Stempien	Principal, Portfolio Manager and Strategist	December 2019
		Joel M. Kallman, CFA	Vice President and Portfolio Manager	December 2019
BUYING AND SELLING FUND SHARES
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum initial investment	None	None	None	None	None	None
Minimum subsequent investment	None	None	None	None	None	None
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

PGIM Target Date Funds

MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
INVESTMENT STRATEGIES AND INVESTMENTS
Prudential Investment Portfolios 5 (the “Trust”) provides a suite of multi-asset class target date funds (collectively, the “Target Date Funds”), and an income fund (the PGIM Income Fund (the “Income Fund”)). The Target Date Funds and Income Fund together (the “Funds”) are designed to offer a disciplined and diversified investment solution for shareholders.
Each Fund’s investment objective is to seek a balance between growth and conservation of capital.
Each Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. Each Fund invests in multiple Underlying Funds providing exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
Each Target Date Fund, with the exception of the Income Fund, is managed to a specific “target date” (2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065) and is designed for investors that either have retired or are planning to retire in or near the target date. The Funds are designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. For example, the 2065 Fund is designed for investors expecting to retire in or close to 2065 and accommodates investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for Target Date Fund selection may include age, risk tolerance, other investments owned, and planned withdrawals. As a Fund nears its target date, the assets of the Fund are generally adjusted toward a more conservative mix, for example, toward a greater proportion of bonds than stocks. This continuous adjustment toward less risky assets is known as the target date fund’s “Glidepath.”
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The Funds are designed to relieve investors from the onus of making asset allocation decisions throughout their careers by having investment professionals make those decisions instead. Each Fund offers investors a means to manage their long-term investments in light of that Fund’s time horizon and related risk level. By investing in the Underlying Funds, each Fund pursues its investment objective by investing indirectly in a mix of equity securities, fixed income equity securities and non-traditional asset classes. The asset allocation strategy and Glidepath of each Fund are intended to
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provide the potential that the investor’s investment in the Fund will provide a source of retirement income. There is no guarantee, however, that any Fund will meet its investment objective or provide a source of retirement income. A Target Date Fund can suffer losses near, at, or after the target date.
The subadviser allocates each Fund’s assets among the Underlying Funds according to the Funds’ allocation targets. Each Target Date Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. Each Target Date Fund, including the Income Fund, currently allocates approximately 7-12% of its assets to non-traditional asset classes. With the exception of the Income Fund, each Target Date Fund’s asset allocations to underlying Funds will follow a Glidepath that becomes more conservative as the applicable target date approaches, by reducing exposure to equity investments and increasing exposure to fixed income investments. The Glidepath continues to adjust allocations in this manner for approximately ten years past the target date. For example, the Target Date Fund with the longest duration until its target year may initially allocate approximately 97% of its assets to equity and non-traditional investments and approximately 3% of its assets to fixed income investments. In contrast, ten years after its target date and continuing thereafter, the asset allocation of a Target Date Fund will be similar to that of the Income Fund, with approximately 35% of its assets allocated to equity and non-traditional investments, and approximately 65% of its assets allocated to fixed income investments. The foregoing example is based on current allocations, which are subject to change.
The Income Fund is designed for investors currently in retirement. The Income Fund’s asset allocation does not progress along a Glidepath, and references herein to Glidepath asset allocation do not apply to the Income Fund.
Each Fund is typically rebalanced monthly to maintain the asset allocation dictated in the current Glidepath. In addition, each Target Date Fund, with the exception of the Income Fund, is “ratcheted” annually to shift its allocations gradually from equity investments toward fixed income investments in accordance with the current Glidepath. Each Target Date Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. The Glidepath is designed to become more conservative prior to and for approximately 10 years following the Target Date, as the Funds are designed to accommodate participants who either withdraw all of their assets from the Fund upon retirement or who gradually withdraw assets from the Fund over a moderate time period following retirement. The Funds cannot guarantee a particular level of income or any income.
Each Fund’s underlying asset allocation is reviewed annually by the Fund’s subadviser to determine whether, in its discretion, the current Glidepath (or, in the case of the Income Fund, the prescribed ratio of equity/non-traditional investments to fixed income investments) and/or the Fund’s asset allocation to Underlying Funds remain suitable to meet the Fund’s investment objective. As a result of this review, the subadviser may modify the current Glidepath and/or the allocation of the Fund’s assets among the Underlying Funds. From time to time the manager may add mutual funds to the Underlying Funds selected as investments for the Funds (in which case such additional funds will be considered “Underlying Funds”) or remove or replace funds from the current array of Underlying Funds, without notice to shareholders.
When a Target Date Fund reaches its target date, it enters its most conservative phase, and the allocation of its assets approximately 10 years after the target date is expected to match that of the Income Fund. At that time, the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following each Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Each Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.

PGIM Target Date Funds

The Funds’ investment policies that are not fundamental may be changed from time to time without shareholder approval. Each Fund's investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.
Each Fund will invest in securities and other instruments exclusively by purchasing shares of the Underlying Funds.
Equity and Equity-Related Securities
Each Fund may invest in Underlying Funds that invest in equity and equity-related securities. In addition to common stocks, nonconvertible preferred stocks and convertible securities, equity-related securities include American Depositary Receipts (“ADRs”); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts (“REITs”); and similar securities. Investments in REITs may result in payment of additional management or other fees. Convertible securities are securities—like bonds, corporate notes and preferred stocks—that can be converted into the company's common stock or some other equity security. The Underlying Funds may buy equity and equity-related securities of companies of every size—small, medium and large capitalization.
Fixed Income Securities
Each Fund may invest in Underlying Funds that may invest in debt obligations, including corporate and non-corporate obligations, such as U.S. Government securities. The debt obligations held by an Underlying Fund will have varying average maturities and average durations. Lower-rated debt obligations—also known as “junk bonds”—have a higher risk of default and tend to be less liquid and more volatile than higher-rated obligations. An Underlying Fund also may invest in obligations that are not rated, but that the subadviser to the Underlying Fund believes are of comparable quality to these lower-rated obligations.
Money Market Instruments
Certain Underlying Funds may invest in money market instruments, which include the commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and non-U.S. banks, nonconvertible debt securities (corporate and government), short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements and cash (non-U.S. currencies or U.S. dollars). Generally, money market instruments provide a fixed rate of return, but provide less opportunity for capital appreciation than stocks.
U.S. Government Securities
The Underlying Funds may invest in securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States, which means that payment of principal and interest are guaranteed, but market value is not. Some are supported only by the credit of the issuing agency, depend entirely on their own resources to repay their debt and are subject to the risk of default like private issuers.
Emerging Market Investments
Certain Underlying Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. Investments in such capital markets offer a way to gain exposure to smaller, developing markets and economies.
Non-U.S. Securities
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Some Underlying Funds invest in non-U.S. equity securities or in fixed income securities of non-U.S. issuers. The Underlying Funds’ investments in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets involve additional risk. Non-U.S. countries in which the Underlying Funds may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets.
Mortgage-Related Securities
The Funds may invest in Underlying Funds that invest in mortgage-related securities issued or guaranteed by U.S. governmental entities or private entities and in collateralized mortgage obligations (“CMOs”) issued by private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities include CMOs, multi-class pass-through securities and stripped mortgage-backed securities. A CMO is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by U.S. governmental entities. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income thereon provide the funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (“MBS”) may be issued by U.S. governmental entities or by private institutions. Stripped MBS take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently.
Asset-Backed Securities
The Funds may invest in Underlying Funds that invest in asset-backed securities. An asset-backed security is another type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Unlike most corporate bonds, which are usually unsecured, most asset-backed securities are secured by collateral, or collateralized, which provides for more predictable cash flows and more protection against event-risk downgrades. However, to the extent a borrower fails to make timely repayments on the underlying loans when due or prepayments on underlying assets accelerate due to declines in interest rates, the Underlying Fund, and, therefore, a Fund, could suffer a loss on its investment. Some asset-backed securities, however, may be collateralized by a portfolio of corporate bonds or other securities, including, in some cases, junk bonds or non-US dollar denominated securities.
Repurchase Agreements
The Funds may invest in Underlying Funds that use repurchase agreements, where a party agrees to sell a security to an Underlying Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Underlying Fund and is, in effect, a loan by the Underlying Fund.
Reverse Repurchase Agreements and Forward Rolls
The Funds may invest in Underlying Funds that enter into reverse repurchase agreements and forward rolls. With a reverse repurchase agreement, the Underlying Fund borrows money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. When an Underlying Fund enters into a forward roll, the Underlying Fund sells securities to be delivered in the current month and repurchases the same or substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Underlying Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.
Dollar Rolls

PGIM Target Date Funds

The Funds may invest in Underlying Funds that enter into dollar rolls in which the Underlying Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Underlying Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.
Derivative Strategies
The Funds may invest in Underlying Funds that use various derivative strategies to try to improve their returns. An Underlying Fund may use hedging techniques to try to protect its assets. It cannot be guaranteed that these strategies will work, that the instruments necessary to implement these strategies will be available or that an Underlying Fund and, therefore, a Fund, will not lose money. Derivatives involve costs and can be volatile. With derivatives, the subadviser tries to predict whether the underlying investment—a security, market index, currency, interest rate or some other benchmark—will go up or down at some future date. An Underlying Fund may use derivatives to try to reduce risk or to increase returns consistent with each Underlying Fund's overall investment objective. The subadviser of an Underlying Fund will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives that are used may not match or offset the Underlying Fund's underlying positions and this could result in losses to the Underlying Fund and, therefore, to the Fund that would not otherwise have occurred. Derivatives that involve leverage could magnify losses. The Underlying Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions. Although an Underlying Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Options. The Funds may invest in Underlying Funds that purchase and sell put and call options on equity securities, stock indices, swaps and non-U.S. currencies traded on U.S. or non-U.S. securities exchanges or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities or currencies in exchange for a premium.
Futures Contracts and Related Options; Non-U.S. Currency Forward Contracts. The Funds may invest in Underlying Funds that purchase and sell futures contracts on equity and debt securities, securities indices, interest rate indices and non-U.S. currencies, and related options on such futures. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index or some other asset at a future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Underlying Fund makes daily margin payments based on price movements in the index. The Underlying Fund also may enter into non-U.S. currency forward contracts to protect the value of its assets against future changes in the level of non-U.S. exchange rates. A non-U.S. currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. Delivery of the underlying currency is expected and the terms are individually negotiated. The counterparty is not a clearing corporation or an exchange, and payment on the contract is made upon delivery, rather than daily.
Swap Transactions. The Funds may invest in Underlying Funds that may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to credit default swaps, interest rate swaps, total return swaps and index swaps.
Options on Securities and Financial Indices. The Funds may invest in Underlying Funds that may purchase and sell put and call options on securities and financial indices traded on U.S. or foreign securities exchanges, on NASDAQ or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities in exchange for a premium.
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Commodities
Certain Underlying Funds may invest in commodities and/or commodity-linked investments through a wholly-owned subsidiary organized in the Cayman Islands (a Cayman Subsidiary). Commodities are assets that have tangible properties, such as oil and other energy products, metals, and agricultural products. A commodity-linked derivative instrument is a financial instrument the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. Commodity-linked derivative instruments include, but are not limited to, commodity-linked notes, swap agreements, commodity options, futures and options on futures, which provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.
Real Estate Investment Trusts
The Fund may invest in the equity securities of real estate investment trusts known as REITs. REITs are like corporations, except that they do not pay income taxes if they meet certain Internal Revenue Code of 1986, as amended (the “Code”) requirements. However, while REITs themselves do not pay income taxes, the distributions they make to investors are taxable. REITs invest primarily in real estate and distribute almost all of their income—most of which comes from rents, mortgages and gains on sales of property—to shareholders.
Securities Lending
Consistent with applicable regulatory requirements, certain Underlying Funds may lend portfolio securities with a value up to 33 1∕3% of its total assets to brokers, dealers and other financial organizations to earn additional income. Loans of portfolio securities will be collateralized by cash. Cash collateral will be invested in an affiliated prime money market fund.
Cash Management
To the extent that any Fund has uninvested assets, such assets will be invested primarily in short-term money market instruments. The Funds may buy these instruments directly, rather than through investing in an Underlying Fund. These investments may be inconsistent with that Fund's principal strategies and could prevent the Fund from achieving its investment objective.
THE FUNDS OF FUNDS STRUCTURE
How Do the “Funds of Funds” Work?
The Funds invest in Class R6 shares of the Underlying Funds, all of which are other mutual funds in the PGIM fund family. If an Underlying Fund does not offer Class R6 shares, then the Funds will invest in the least expensive share class equivalent offered by the Underlying Fund. The Funds are “funds of funds” that conduct their investment operations by investing in Underlying Funds. The Manager is responsible for selecting the Underlying Funds, subject to Board approval. The Manager currently intends to limit the universe of funds that may serve as Underlying Funds to funds that are managed by the Manager.
Because the assets of each Fund are invested in Underlying Funds, each Fund's investment performance is directly related to the investment performance of the Underlying Funds in which it invests. A Fund's ability to meet its investment objective will depend, in significant part, on the extent to which the Underlying Funds realize their investment objectives. The degree to which a Fund can achieve its objective will also depend on whether the subadviser’s allocations to the various asset classes through allocation among the Underlying Funds prove successful. Also, through their investments in Underlying Funds, the Funds will bear the same types of investment risks that apply to the Underlying Funds. The degree to which a Fund is subject to investment risks will depend on the amount of the Fund's assets invested in particular Underlying Funds. The subadviser may invest in Underlying Funds that have a limited performance history. For more information about these risks, see Principal Risks in the Summary section for each Fund and Risks of Investing in the Funds in this section.

PGIM Target Date Funds

While there is no assurance that a Fund's allocations among Underlying Funds will provide the most favorable returns to investors, it is expected that each Fund's performance will be less volatile than the performance of funds that concentrate their investments in one asset class.
An Underlying Fund may invest in the same security or investment as another Underlying Fund. Therefore, as a Fund shareholder you may end up indirectly exposed to the same security or investment held by different Underlying Funds.
Fund Fees and Expenses. As a Fund shareholder, you do not have to pay any additional sales charges or ongoing distribution fees as part of the fund of funds structure. This is because the Funds invest in Class R6 shares of the Underlying Funds (or least expensive share class equivalent, for Underlying Funds which do not offer Class R6), which do not bear those charges and fees. While there are no duplicative sales charges or distribution fees, you will bear a proportionate share of certain expenses of the Underlying Funds, in addition to the expenses of the Fund you own, such as advisory fees, fees for custodian services, Trustees' fees, legal and accounting services and transfer agency services.
We will make every effort to avoid duplicative expenses where possible. You should consider whether a Fund’s expenses are offset by its asset allocation structure, which allows you to hold a broad array of investments while owning shares of a single mutual fund. The indirect expenses of the Funds may fluctuate over time due to fluctuations in expenses incurred by the Underlying Funds, and fluctuations in the asset allocation of the assets of the Funds among the Underlying Funds. For more information about each Fund's expenses, see Fund Fees and Expenses in each Fund’s Summary.
How Are the Funds Managed?
The Manager (PGIM Investments LLC) believes that its asset allocation strategy and the fund of funds approach will enhance the performance of the Funds and minimize their volatility. First, the Manager has identified a group of funds in the PGIM Investments fund family that the Funds may invest in. We refer to these funds as “Underlying Funds.” This allows portions of each Fund's assets to be invested in specific Underlying Funds that focus on a particular type and style of investing, and the Manager believes that the combinations will result in Funds with varying degrees of risk.
Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that investing in a variety of investment types and styles through the Underlying Funds will reduce each Fund's volatility relative to the price movements of a single asset class. The subadviser allocates the Funds' assets among the Underlying Funds within each Fund's asset allocation targets. The Manager may provide the subadviser with asset allocation guidelines from time to time. For more information about these allocations, see “Target Allocations for Underlying Funds” below.
Underlying Funds
Each Underlying Fund has its own investment objectives and principal strategies. Except for each Underlying Fund's fundamental policies, each Underlying Fund may change its principal strategies without shareholder approval to the extent consistent with the Underlying Fund's objectives. The Underlying Funds' fundamental policies may be changed only with approval of their respective shareholders.
The table below shows the Funds’ allocations among the Underlying Funds as of the date of this Prospectus.
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Allocations for Underlying Funds as of the date of the Prospectus
Category	Fund Name	2065	2060	2055	2050	2045	2040	2035	2030	2025	2020	2015	Income
Domestic Equity	PGIM Quant Solutions Large-Cap Index Fund	37.5%	37.3%	37.7%	38.0%	37.1%	35.7%	33.1%	27.8%	23.4%	20.3%	17.2%	15.9%
	PGIM Quant Solutions Mid-Cap Index Fund	9.8%	9.8%	9.6%	9.0%	7.6%	5.9%	4.2%	2.8%	2.0%	1.6%	1.4%	1.3%
	PGIM Jennison Small-Cap Core Equity Fund	5.4%	5.3%	5.3%	5.1%	4.5%	4.1%	3.3%	2.3%	1.7%	1.4%	1.2%	1.1%
International Equity	PGIM Quant Solutions International Developed Markets Index Fund	24.6%	24.1%	22.8%	20.8%	18.5%	16.1%	13.0%	10.3%	8.3%	6.7%	5.2%	4.6%
	PGIM Quant Solutions Emerging Markets Equity Fund	10.1%	9.2%	8.5%	7.7%	6.5%	5.0%	3.2%	1.0%	0.0%	0.0%	0.0%	0.0%
Non- Traditional	PGIM Global Real Estate Fund	5.0%	5.0%	5.0%	5.0%	5.0%	5.0%	5.6%	6.0%	6.0%	6.0%	6.0%	6.0%
	PGIM Quant Solutions Commodity Strategies Fund	4.0%	4.0%	4.0%	4.0%	4.6%	5.0%	5.0%	5.6%	6.0%	6.0%	6.0%	6.0%
Fixed Income	PGIM TIPS Fund	0.0%	0.0%	1.2%	1.6%	4.4%	7.8%	11.4%	16.6%	19.6%	21.2%	22.6%	23.0%
	PGIM Core Conservative Bond Fund	0.0%	0.0%	0.0%	1.6%	3.4%	4.7%	5.6%	7.2%	10.4%	12.6%	14.8%	16.0%
	PGIM Total Return Bond Fund	3.6%	5.2%	6.0%	7.2%	8.4%	9.5%	11.8%	14.2%	15.0%	15.6%	16.0%	16.0%
	PGIM Core Ultra-Short Bond Fund	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	3.8%	6.2%	7.6%	8.6%	9.6%	10.0%

PGIM Target Date Funds

Consistent with the Funds’ investment objective and policies, from time to time the Manager and the subadviser may add other Underlying Funds to, or remove current Underlying Funds from, the list of Underlying Funds in which the Funds may invest.
RISKS OF INVESTING IN THE FUNDS
The order of the below risk factors does not indicate the significance of any particular risk factor.
All investments involve risk, and investing in the Funds is no exception. The risks of investing in the Funds are further discussed below.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Conflicts of Interest Risk. The investment activities of the Manager and its affiliates (the “Affiliates”) in the management of, or their interest in, their own accounts and other accounts they manage, present conflicts of interest that could disadvantage the Funds and their shareholders. The Manager and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to that of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. Furthermore, it is possible that certain transactions undertaken by accounts advised by Affiliates may adversely impact the Funds. The activities of Affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. The Manager has adopted policies and procedures designed to address these potential conflicts of interest.
The following are risks associated with each Fund’s investment strategies:
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
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In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds' performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the Underlying Fund at a disadvantageous time and price.
Cash Management Risk. The value of the investments held by the Fund for cash management purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If the Fund holds cash uninvested, the Fund will not earn income on the cash. If a significant amount of the Fund’s assets are used for cash management purposes, it may not achieve its investment objective.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals; this will depend on the amount of money the investor has invested in the Fund, the length of time the investor has held its investment, the returns of the markets over time, the amount the investor spends in retirement, and the investor's other assets and income sources. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s

PGIM Target Date Funds

equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
The following are risks associated with the Underlying Funds’ investment strategies:
Cayman Subsidiary Risk. The PGIM Quant Solutions Commodity Strategies Fund (Commodity Fund), one of the Underlying Funds, may invest up to 25% of its assets in its wholly-owned Cayman Subsidiary. By investing in the Cayman Subsidiary, the Commodity Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivative instruments and other investments held by the Cayman Subsidiary are subject to the same risks that apply to similar investments if held directly by the Commodity Fund. There can be no assurance that the investment objective of the Cayman Subsidiary will be achieved.
The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. However, the Commodity Fund wholly owns and controls the Cayman Subsidiary, and the Commodity Fund and the Cayman Subsidiary are both managed by the same manager and subadviser, making it unlikely that the Cayman Subsidiary will take action contrary to the interests of the Commodity Fund and its shareholders. The Commodity Fund’s Board has oversight responsibility for the investment activities of the Commodity Fund, including its investment in the Cayman Subsidiary, and the Commodity Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Fund. The Commodity Fund and the Cayman Subsidiary test for compliance with certain investment restrictions and limitations on a consolidated basis. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Commodity Fund to effect its desired commodity investment strategy. In addition, changes in the tax laws in either the U.S. or the Cayman Islands might negatively impact the Commodity Fund and its investors. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, or withholding tax, on the Cayman Subsidiary. The IRS has proposed regulations that if finalized in current form would require the Cayman Subsidiary to distribute its income on an annual basis. If the laws of the Cayman Islands were changed and the Cayman Subsidiary were required to pay Cayman Islands taxes, this may impact the Commodity Fund’s return based upon the percentage of assets allocated to commodities at that time.
Commodity Risk. The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, US agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject an Underlying Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.
Commodity-Linked Notes Risk. Certain Underlying Funds may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable. The Underlying Funds would be exposed to the risk that an CLN’s issuer will not have sufficient assets to make interest or principal payments. An Underlying Fund could lose some or the entire amount invested in a CLN.
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Concentration Risk. To the extent that an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.
Currency Risk. The net asset value of Underlying Funds that invest in non-US securities could decline as a result of changes in exchange rates, which could adversely affect the Underlying Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Deflation Risk. During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the PGIM TIPS Fund, one of the Underlying Funds, invests. Additionally, since certain Underlying Funds make investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Underlying Funds may underperform broad market measures and may lose value.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.

PGIM Target Date Funds

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.
The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including credit risk, interest rate risk, and junk bonds risk.
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Credit risk. Credit risk is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to pay principal and interest when due or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by an Underlying Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Underlying Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Underlying Fund is subject. Not all securities in which the Underlying Funds invest are rated. Credit risk related to counterparties is especially important in the context of privately negotiated instruments.
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Interest rate risk. Interest rate risk is the risk that the rates of interest income generated by the fixed income investments of an Underlying Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Underlying Fund may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Certain securities acquired by an Underlying Fund may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. The Underlying Funds may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s rate-setting policies. The Underlying Funds may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
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Junk Bonds risk. Certain Underlying Funds may invest in high-yield bonds, commonly known as “junk bonds.” High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment
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grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of a Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when a Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Hedging Risk. The decision as to whether and to what extent an Underlying Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Underlying Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases an Underlying Fund might be better off had it not used a hedging instrument. There can be no assurance that the Underlying Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.
Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

PGIM Target Date Funds

Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Such redemptions may cause the Fund to have to sell securities at inopportune times or prices. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. To the extent a large shareholder in the Fund is an entity subject to domestic and/or international regulations governing banking or other financial institutions, changes in those regulations (e.g., capital requirements) or in the shareholder’s financial status may cause or require the shareholder to redeem its investment in the Fund when it otherwise would not choose to redeem that investment. It is also possible that a significant redemption could result in an increase in Fund expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Fund to implement its investment strategy. Large redemptions could also result in tax consequences to shareholders. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries
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directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Model Design and Implementation Risks. The design of the subadviser's underlying models may be flawed or incomplete. These models are based on historical and theoretical underpinnings that the subadviser believes are sound, but there is no guarantee that these underpinnings will correlate with security price behavior in the manner assumed by the models or that the quantitative techniques that underlie the subadviser's portfolio construction processes will fully anticipate important risks. In addition, it is impossible to eliminate completely the risk of error in the implementation of the models that guide the subadviser's quantitative investment processes, and it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.
Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund's assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, an Underlying Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk.
Prepayment Risk. Underlying Funds investing in mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, an Underlying Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.
Real Estate Risk. The Fund’s investment in certain Underlying Funds will expose the Fund to the performance of the real estate markets. The value of real estate securities in general, and real estate investment trusts (REITs) in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.
Real Estate Investment Trust (REIT) Risk. Certain Underlying Funds may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities.

PGIM Target Date Funds

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. An Underlying Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Underlying Fund.
Short Sale Risk. If the price of the security sold short increases between the time of the short sale and the time an Underlying Fund replaces the borrowed security, the Underlying Fund will realize a loss, which may be substantial.
Treasury Inflation Protected Securities (TIPS) Risk. The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if an Underlying Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an Underlying Fund holds TIPS, the Underlying Fund may earn less on the security than on a conventional bond.
U.S. Government and Agency Securities Risk. U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.
Please note that, in addition to the risks discussed above, there are many other factors that may impact the Fund’s ability to achieve its investment objective and which could result in a loss of all or a part of your investment.
More information about the Fund’s investment strategies and risks appears in the SAI.
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HOW THE FUNDS ARE MANAGED
BOARD OF Trustees
The Funds are overseen by a Board of Trustees (hereafter referred to as “Trustees”, or the “Board”). The Board oversees the actions of the manager, subadviser and distributor and decides on general policies. The Board also oversees the Funds' officers, who conduct and supervise the daily business operations of the Funds.
MANAGER
PGIM Investments LLC (“PGIM Investments”)
655 Broad Street
Newark, NJ 07102-4410
Under a management agreement with Prudential Investment Portfolios 5 (the “Trust”) on behalf of each Fund, PGIM Investments manages each Fund’s investment operations and administers its business affairs and is responsible for supervising the Funds’ subadviser. For the fiscal year ended July 31, 2023, each Fund paid PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.02% of the Fund's average daily net assets. Effective December 11, 2023, each Fund’s management fee will be 0.00% of the Fund’s average daily net assets.
PGIM Investments and its predecessors have served as a manager or administrator to investment companies since 1987. As of September 30, 2023, PGIM Investments, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $279.8 billion.
Subject to the supervision of the Board, PGIM Investments is responsible for conducting the initial review of prospective subadvisers for the Funds. In evaluating a prospective subadviser, PGIM Investments considers many factors, including the firm's experience, investment philosophy and historical performance. Subject to the Board’s oversight, PGIM Investments is also responsible for monitoring the performance of each Fund's subadviser and recommending its termination and replacement when deemed appropriate. PGIM Investments may provide a subadviser with additional investment guidelines consistent with each Fund's investment objective and restrictions.
PGIM Investments and the Funds operate under an exemptive order (the “Order”) from the SEC that generally permits PGIM Investments to enter into or amend agreements with unaffiliated subadvisers and certain subadvisers that are affiliates of PGIM Investments without obtaining shareholder approval. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with an subadviser. Shareholders of each Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Fund. Each Fund will notify shareholders of any new subadvisers engaged or material amendments to subadvisory agreements made pursuant to the Order. Any new subadvisory agreement or amendment to each Fund’s management agreement or current subadvisory agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PGIM Investments does not currently intend to retain unaffiliated subadvisers.
A discussion of the basis for the Board's approvals of the management and subadvisory agreements is available in each Fund's annual report to shareholders dated July 31.
On each Fund’s launch date, a Prudential affiliate made a seed money investment in the Fund that the affiliate may decide to redeem once third-party assets invested in the Fund reach a level whereby in the judgment of the manager, portfolio management of the Fund would not be negatively impacted by the redemption.
SUBADVISER
Prior to December 11, 2023, the subadviser to the Funds was PGIM Quantitative Solutions LLC. Effective December 11, 2023, PGIM DC Solutions LLC (“DCS”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under DCS, but the Fund’s portfolio management team remained the same.

PGIM Target Date Funds

PGIM DC Solutions LLC (“PGIM DC Solutions”), an SEC-registered investment adviser, is the retirement solutions provider of PGIM, the global investment management business of Prudential Financial, Inc. PGIM DC Solutions aims to provide innovative defined contribution solutions founded on market leading research and investment capabilities. The firm’s primary address is 655 Broad Street, Newark, New Jersey 07102.
PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”), a registered investment adviser, is a wholly-owned and independently-operated subsidiary of PGIM, the global investment management businesses of Prudential. The firm was founded in 1975 as the quantitative equity and multi-asset business of PGIM, Inc. As of September 30, 2023, PGIM Quantitative Solutions managed approximately $89.08 billion in quantitative equity and multi-asset for a global client base of pension funds, endowments, foundations, sovereign wealth funds and subadvisory accounts. With offices in Newark, San Francisco* and London, PGIM Quantitative Solutions' primary address is 655 Broad Street, Newark, New Jersey 07102.
*PGIM Quantitative Solutions does not conduct investment advisory activities from this location.
PORTFOLIO MANAGERS
DCS typically follows a team approach in the management of its portfolios. The DCS portfolio managers are also members of, and supported by, PGIM Quantitative Solutions (“PQS”) asset allocation team. PQS is an SEC registered investment adviser and an affiliate of DCS. The members of the DCS team that are jointly and primarily responsible for the day-to-day management of the Funds are listed below.
David Blanchett, PhD, CFA, CFP®, is a Managing Director, Portfolio Manager and Head of Retirement Research for PGIM DC Solutions. In this role, he develops research and innovative solutions to help improve retirement outcomes for investors. He is also responsible for portfolio management of the PGIM Target Date Funds. Prior to joining PGIM DC Solutions, David was the Head of Retirement Research for Morningstar Investment Management LLC. He is currently an adjunct professor of wealth management at The American College of Financial Services and was formerly a member of the executive committee for the Defined Contribution Institutional Investment Association (DCIIA) and the ERISA Advisory Council (2018-2020). David earned a BS in finance and economics from the University of Kentucky, an MS in financial services from The American College of Financial Services, an MBA from The University of Chicago Booth School of Business, and a PhD in personal financial planning from Texas Tech University.
Jeremy Stempien is a Principal, Portfolio Manager and Strategist for PGIM DC Solutions. In this capacity, he is responsible for portfolio management, analysis and research for the Prudential Day One Funds. Prior to joining PGIM, Jeremy was a Director of Investments at Morningstar Investment Management. There, he developed asset allocation programs for plan providers, plan sponsors and money management companies, working with clients to create and manage custom target date glidepaths, select appropriate asset classes and construct model portfolios. Previously, he worked as a Defined Contribution Manager at Hewitt Associates. Jeremy earned a BA in finance from Saint Louis University and an MBA in investments from the University of Notre Dame.
Joel M. Kallman, CFA, is a Vice President and Portfolio Manager for PGIM Quantitative Solutions working within the Multi-Asset team. He is responsible for portfolio management and investment strategy. Prior to joining PGIM Quantitative Solutions, Joel held various positions for PGIM Fixed Income that involved high-yield credit analysis and performance reporting. He earned a BS and MBA in finance from Rutgers University. Joel is a member of the CFA Society New York.
Additional information about portfolio manager compensation, other accounts managed, and portfolio manager ownership of Fund securities may be found in the SAI.
DISTRIBUTOR
Prudential Investment Management Services LLC (“PIMS” or the “Distributor”) distributes each class of the Funds' shares under a Distribution Agreement with each Fund. Each Fund has Distribution Plans (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), applicable to certain classes of each
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Fund's shares. Under the Plans and the Distribution Agreements, the Distributor pays the expenses of distributing the shares of all share classes of each Fund. Under the Plans, certain classes of the Funds pay distribution fees to the Distributor as compensation for its services. These fees—known as 12b-1 fees—are set forth in the “Fund Fees and Expenses” tables.
Because these fees are paid from each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities are described in the Funds' SAI and on the Funds' website at www.pgim.com/investments.

PGIM Target Date Funds

FUND DISTRIBUTIONS AND TAX ISSUES
DISTRIBUTIONS
The Fund distributes dividends to shareholders out of any net investment income. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be subject to taxation whether or not they are reinvested in the Fund.
The Fund also distributes any net realized capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's remaining total gains are greater than any losses it may have).
For your convenience, the Fund's distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with Prudential Mutual Fund Services LLC (“PMFS” or the “Transfer Agent”). Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. If your Fund distribution check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the Fund at the next net asset value (“NAV”) calculated on the day of the investment. For more information about automatic reinvestment and other shareholder services, see “Additional Shareholder Services” in the next section.
The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.
Expected Distribution Schedule*
Fund	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
Income Fund	Quarterly	Annually	Annually
2015 Fund	Annually	Annually	Annually
2020 Fund	Annually	Annually	Annually
2025 Fund	Annually	Annually	Annually
2030 Fund	Annually	Annually	Annually
2035 Fund	Annually	Annually	Annually
2040 Fund	Annually	Annually	Annually
2045 Fund	Annually	Annually	Annually
2050 Fund	Annually	Annually	Annually
2055 Fund	Annually	Annually	Annually
2060 Fund	Annually	Annually	Annually
2065 Fund	Annually	Annually	Annually
*Under certain circumstances, the Funds may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
TAX ISSUES
Investors who buy Fund shares should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. Fund distributions and gain from the sale of Fund shares are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (“IRA”) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income tax in the state where you live.
The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.
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Fund Distributions
Fund distributions of net capital gains are taxed differently depending on how long the Fund holds the security. If the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which is generally taxed at rates of up to 15% or 20% for non-corporate U.S. shareholders, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income, subject to a maximum tax rate of 37%. Different rates apply to corporate shareholders.
Dividends from net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at the long-term capital gain tax rate. Dividends of net investment income that are not reported as qualified dividend income will be taxable to shareholders at ordinary income rates. Also, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the dividends received deduction to the extent the Fund’s income is derived from certain dividends received from U.S. corporations. Between 2018 and 2025, the Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
A U.S. shareholder that is an individual, estate or certain type of trust is subject to a 3.8% Medicare contribution tax on the lesser of (1) the U.S. shareholder’s “net investment income,” including Fund distributions and net gains from the disposition of Fund shares, and (2) the excess of the U.S. shareholder’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 for married couples filing jointly). For this purpose, net investment income includes interest, dividends, annuities, royalties, capital gain and income from a passive activity business or a business of trading in financial instruments or commodities.
Form 1099
For every year the Fund declares a dividend, you will receive a Form 1099, which reports the amount of ordinary income distributions and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.
Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends and distributions in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends and distributions are treated as if they were paid on December 31st of the prior year.
Cost Basis Reporting
Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The cost basis regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. The Transfer Agent is not required to report cost basis information on shares acquired before January 1, 2012. However, in most cases the Transfer Agent will provide this information to you as a service.
Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your distributions and sale proceeds, based on the backup withholding rate.
Taxation of Non-U.S. Shareholders
For a discussion regarding the taxation of non-U.S. shareholders, please see the SAI and contact your tax adviser.

PGIM Target Date Funds

If You Purchase on or Before a Record Date
If you buy shares of the Fund on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment may have come back to you as taxable income.
Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of PGIM Funds that are suitable for retirement plans offered by Prudential.
IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of a Fund for a profit, you have realized a capital gain, which is subject to tax unless the shares are held in a qualified or tax-deferred plan or account. As mentioned above, the maximum capital gains tax rate is up to 15% or 20% for individuals, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation.
If you sell shares of a Fund at a loss, you may have a capital loss, which you may use to offset capital gains you have, plus, in the case of non-corporate taxpayers, ordinary income of up to $3,000. If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares). Under certain circumstances, if you acquire shares of the Fund and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale or exchange of the shares.

If you exchange your Fund shares for shares of another class of the Fund, this is generally not a taxable event and should not result in realization of a capital gain or loss by you. If you exchange your shares of the Fund for shares of another PGIM Fund, this is considered a sale for tax purposes. In other words, it's a taxable event. Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above. Unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell—or exchange—Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.
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HOW TO BUY, SELL AND EXCHANGE FUND SHARES
HOW TO BUY SHARES
In order to buy Fund shares, simply follow the steps described below.
Opening an Account
Shares may be purchased through an account with the Transfer Agent, or through an account with a financial intermediary that has an agreement with the Distributor to sell Fund shares. In order to open an account with the Transfer Agent contact PMFS at (800) 225-1852 or write to:
Prudential Mutual Fund Services LLC (“PMFS”)
P.O. Box 534432
Pittsburgh, PA 15253-4432
PMFS will accept purchases of shares by check or wire. We do not accept cash, money orders, non-U.S. checks, credit card checks, payable through checks or travelers checks. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this Prospectus. Your purchase order must be in good order to be accepted and processed, which means that all necessary processing requirements have been satisfied. We have the right to reject any purchase order (including an exchange into a Fund) or suspend or modify a Fund's sales of its shares under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, we are required by law to close your account if you do not provide the required identifying information. This would result in the redemption of shares at the then-current NAV and the proceeds would be remitted to you via check. We will attempt to verify your identity within a reasonable time frame (e.g., 60 days), which may change from time to time. For further information, please contact PMFS (for shares purchased through the Transfer Agent) or your financial professional (for shares purchased through a financial intermediary).
With certain limited exceptions, Fund shares are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.
Each Fund has authorized certain intermediaries to accept orders to sell and redeem shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the Fund, and shares will be sold or redeemed at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which PGIM Investments serves as investment manager and which have adopted policies for allocation of orders in advance of receipt will be treated as received by the Fund at the same time that the corresponding orders are received in proper form by the funds of funds.
Choosing a Share Class
Each Fund offers the following share classes. Certain classes of shares may have additional specific eligibility or qualification requirements, which are explained below.
Share Class	Eligibility
Class R1	Certain group retirement plans, institutional investors and certain other investors
Class R2	Individual investors, certain group retirement plans, institutional investors and certain other investors
Class R3	Certain group retirement plans, institutional investors and certain other investors
Class R4	Certain group retirement plans, institutional investors and certain other investors
Class R5	Prudential employees, certain group retirement plans, institutional investors and certain other investors
Class R6	Certain group retirement plans, institutional investors and certain other investors

PGIM Target Date Funds

If your shares are held through a financial intermediary, you should discuss with your intermediary which share classes of the Fund are available to you and which share class may best meet your needs. Each Fund has advised financial intermediaries of the share class features and guidelines, per the Prospectus, and it is their responsibility to monitor and enforce these guidelines with respect to shareholders purchasing shares through financial intermediaries.
Share Class Comparison. Use the following chart to help you compare the different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum purchase amount	None	None	None	None	None	None
Minimum amount for subsequent purchases	None	None	None	None	None	None
Maximum initial sales charge	None	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution (12b-1) fees (shown as a percentage of average daily net assets)*	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None
Notes to Share Class Comparison Table:
*Distribution (12b-1) fees are paid from the Fund's assets on a continuous basis.
Qualifying for Class R1, R2, R3, R4, R5 and R6 Shares
Group Retirement Plans. Class R1, R2, R3, R4, R5, and R6 shares are offered for sale to (i) certain group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator, and (ii) IRAs that are held on the books of a Fund through omnibus level accounts, including The SmartSolution IRA offered by Prudential Retirement. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R1, R2, R3, R4, R5, and R6 shares.
Institutional Investors. Various institutional investors may purchase Class R1, R2, R3, R4, R5, and R6 shares, including corporations, banks, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments. Certain financial intermediaries may require that investments by their institutional investor clients in Class R1, R2, R3, R4, R5, and R6 be placed directly with the Fund's Transfer Agent. Please contact the Transfer Agent at (800) 225-1852 for further details.
Mutual Fund Programs. Class R1, R2, R3, R4, R5, and R6 shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class R1, R2, R3, R4, R5, and R6 shares also can be purchased by investors in certain programs sponsored by financial intermediaries that offer such shares, or whose programs are available through financial intermediaries that have applicable agreements with Prudential to offer such shares relating to:
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Mutual fund “wrap” or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or
◾
Mutual fund “supermarket” programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services
Individual Investors. Individual investors may only purchase Class R2 shares.
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Other Types of Investors.
◾
Class R1, R2, R3, R4, R5 and R6 shares may only be purchased from financial intermediaries who offer such shares.
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Class R5 shares also can be purchased by any of the following:
◾
Current and former Directors/Trustees of mutual funds, closed-end funds and/or ETFs managed by PGIM Investments or any other affiliate of Prudential; and
◾
Current and former employees (including their spouses, children and parents) of Prudential and its affiliates; former employees must have an existing investment in the Fund
◾
Class R6 shares are offered to eligible investors provided that the Fund or its affiliates are not required to make or pay any type of administrative, sub-accounting, networking or revenue sharing payments or similar fees paid to intermediaries. Class R6 shares may also be purchased by Prudential.
How Financial Intermediaries are Compensated for Selling Fund Shares
The PGIM Funds are distributed by Prudential Investment Management Services LLC (the “Distributor”), a broker-dealer that is licensed to sell securities. The Distributor generally does not sell shares of the PGIM Funds directly to the public, but instead markets and sells the PGIM Funds through other broker-dealers, 401(k) providers, retirement plan administrators, and other financial intermediaries. Each PGIM Fund is managed by the Manager.
Only persons licensed with the Financial Industry Regulatory Authority, Inc. (“FINRA”), as a registered representative (often referred to as a broker or financial adviser) and associated with a specific financial services firm may sell shares of a mutual fund to you, or to a retirement plan in which you participate.
Rule 12b-1 Fees. The Distributor has agreements in place with financial intermediaries defining how much each firm will be paid for the sale of a particular mutual fund from fees paid to the Distributor by a Fund pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”). These financial intermediaries then pay their registered representatives who sold you the Fund some or all of what they received from the Distributor. The registered representatives may receive a payment when the sale is made and can, in some cases, continue to receive ongoing payments while you are invested in the Fund. The Distributor may change at any time, without prior notice, the amount of Rule 12b-1 fees that it pays (when the sale is made and/or any ongoing payments) to financial intermediaries and registered representatives so that the Distributor may retain all or a portion of such fees. Certain classes of Fund shares do not pay Rule 12b-1 fees.
Other Payments Received by Financial Intermediaries
Administrative, Sub-Accounting and Networking Fees. In addition to, rather than in lieu of, the fees that a Fund may pay to financial intermediaries as described above, and the fees the Fund pays to the Transfer Agent, the Transfer Agent or its affiliates may enter into additional agreements on behalf of the Fund with financial intermediaries pursuant to which the Fund will pay financial intermediaries for certain administrative, sub-accounting and networking services, provided that no such additional payments to financial intermediaries are made with respect to the Fund’s Class R6 shares. These services include maintenance of shareholder accounts by the firms, such as recordkeeping and other activities that otherwise would be performed by the Transfer Agent. Sub-accounting services encompass activities that reduce the burden of recordkeeping to the Fund. Administrative fees are paid to a firm that undertakes, for example, shareholder communications on behalf of the Fund. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation (“NSCC”).
These payments, as discussed above, are paid out of Fund assets and generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (2) a fixed dollar amount for each account serviced by a financial services firm. From time to time, the Manager or certain of its affiliates (but not the Distributor) also may pay a portion of the fees for the services to the financial intermediaries at their own expense and out of their own resources.

PGIM Target Date Funds

In addition, each Fund reimburses the Distributor for NSCC fees that are invoiced to the Distributor as the party to the Agreement with NSCC for the administrative services provided by NSCC to the Fund and its shareholders. These administrative services provided by NSCC to the Fund and its shareholders include transaction processing and settlement through Fund/SERV, electronic networking services to support the transmission of shareholder purchase and redemption orders to and from financial intermediaries, and related recordkeeping provided by NSCC to the Fund and its shareholders. These payments are generally based on a transaction fee rate for certain administrative services plus a fee for other administrative services.
Shareholder Service Fees. Each Fund has adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund's Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to PMFS, its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, an shareholder service fee at an annual rate of 0.10% of the Fund’s average daily net assets attributable to Class R1, Class R2, Class R3 or Class R4 shares of such Fund, as applicable.
Pursuant to the Shareholder Services Plan, each Fund's Class R1, Class R2, Class R3 or Class R4 shares may pay for shareholder services and/or account maintenance services and other similar personal services and/or services related to the maintenance of shareholder accounts as contemplated by FINRA Rule 2341 or any successor thereto. Because service fees are ongoing, over time they will increase the cost of an investment in the Fund. With respect to the Class R1, Class R2 and Class R3 shares, these services are in addition to those services that may be provided under the distribution plans for Class R1, Class R2 or Class R3 shares.
Anti-Money Laundering
In accordance with federal law, each Funds has adopted policies designed to deter money laundering. Under the policies, the Funds will not knowingly engage in financial transactions that involve proceeds from unlawful activity or support terrorist activities, and shall file government reports, including those concerning suspicious activities, as required by applicable law. Each Funds will seek to confirm the identity of potential shareholders to include both individuals and entities through documentary and non-documentary methods. Non-documentary methods may include verification of name, address, date of birth and tax identification number with selected credit bureaus. Each Fund's Anti-Money Laundering Compliance Officer oversees the Funds' anti-money laundering policies.
Understanding the Price You'll Pay
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund—known as the net asset value or NAV—is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of the Fund—or the NAV—is $10 ($1,000 divided by 100).
Mutual Fund Shares
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. bonds in its portfolio and the price of ACME bonds goes up, while the value of the Fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
The Fund's NAV will be determined every day on which the Fund is open as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern Time). The Fund's portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith by the Manager, as the Board's valuation designee. In this capacity, the Manager has adopted pricing methodologies for
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determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, including the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors.
If the Fund determines that a market quotation for a security is not reliable based on, among other things, events or market conditions that occur with respect to one or more securities held by the Fund or the market as a whole, after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined, the Fund may use “fair value pricing,” which is implemented by a valuation committee (“Valuation Committee”) consisting of representatives of the Manager. The subadviser often provides relevant information for the Valuation Committee meeting. Non-U.S. securities markets are open for trading on weekends and other days when the Fund does not price shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.
With respect to the Fund's assets in Underlying Funds, the Fund's NAV will be calculated based upon the NAV of the Underlying Funds in which the Fund invests, which will reflect the Underlying Funds’ fair valuation procedures.
Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price. The Underlying Funds use the same fair valuation procedures as the Fund.
Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will accurately reflect the market value of a security or that it will prevent dilution of the Fund's NAV by short-term traders.
What Price Will You Pay for Shares of the Fund? You will pay the NAV next determined after we receive your order to purchase. Your broker may charge you a separate or additional fee for purchases of shares. Unless regular trading on the NYSE closes before 4:00 p.m. Eastern Time, or later than 4:00 p.m. Eastern Time, your order to purchase must be received by 4:00 p.m. Eastern Time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern Time, if the particular disruption directly affects only the NYSE. We deem an order received when it is received by the Transfer Agent at its processing center. If you submit your order through a broker or other financial intermediary, it may be deemed received when received by the broker or financial intermediary.
Each business day, the Fund’s current NAV per share is made available at www.pgim.com/investments (from the drop down menu click on Products, Mutual Funds, Performance and then click on Prices).
HOW TO SELL YOUR SHARES
You can sell your Fund shares for cash at any time, subject to certain restrictions. For more information about these restrictions, see “Restrictions on Sales” below.
When you sell shares of the Fund—also known as redeeming your shares—the price you will receive will be the NAV next determined after the Transfer Agent or your financial intermediary receives your order to sell (less any applicable CDSC).

PGIM Target Date Funds

Shares Held by Financial Intermediaries. If your financial intermediary holds your shares, your financial intermediary must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern Time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.
Shares Held by the Transfer Agent. If the Transfer Agent holds your shares, PMFS must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern Time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. You may contact the Transfer Agent at:
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
Payment for Shares You Have Sold
Shares Held by Financial Intermediaries. Typically, if your order to sell shares is received in good order, payment will be credited to your account within 1 to 3 business days after the order is received, but in any event within seven days. Your broker may charge you a separate or additional fee for sales of shares.
Shares Held by the Transfer Agent. Typically, if your order to sell shares is received in good order, we will send payment on the next business day, but in any event within seven days, regardless of the method of payment (e.g., payment by check, wire or electronic transfer (“ACH”)).
Restrictions on Sales
If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to seven days from the purchase date.
As a result of restrictions on withdrawals and transfers imposed by Section 403(b) of the Internal Revenue Code of 1986, as amended, we may consider a redemption request to not be in good order until we obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with such restrictions, if applicable. In such an event, the redemption request will not be in good order and we will not process it until we obtain information from your employer.
In addition, there are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the SEC, the former may happen only during unusual market conditions or emergencies when the Fund is unable to determine the value of its assets or sell its holdings. For more information, see the SAI.
If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order Medallion signature guaranteed if:
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You are selling more than $100,000 of shares;
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You want the redemption proceeds made payable to someone that is not in the Transfer Agent’s records;
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You want the redemption proceeds sent to an address that is not in the Transfer Agent’s records;
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You are a business or a trust; or
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You are redeeming due to the death of the shareholder or on behalf of the shareholder.
The Medallion signature guarantee may be obtained from an authorized officer from a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized Medallion guarantee programs (STAMP, SEMP, or NYSE MSP), but not from a notary public. The Medallion signature guarantee must be appropriate for the dollar amount of the transaction. The Transfer Agent reserves the right
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to reject sale transactions where the value of the transaction exceeds the value of the surety coverage indicated on the Medallion imprint. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders. For more information, see the SAI.
How the Fund Pays for Shares You Have Sold
Under normal market conditions, the Fund expects to pay for shares that you have sold primarily by using cash or cash equivalents in its portfolio or selling portfolio assets to generate cash. Supplementally, the Fund may also raise cash to pay for sold shares by short-term borrowing in the form of overdrafts permitted by the Fund’s custodian bank and/or by short-term borrowing from a group of banks through an unsecured credit facility, which is intended to provide the Fund with a temporary additional source of liquidity. In certain circumstances the Fund reserves the right to pay for sold shares by giving you shares of Underlying Funds from the Fund’s portfolio. The shares that you receive will be valued at the NAV per share of the class of the Underlying Fund held by the Fund on the day of the redemption. If you later decide to redeem the Underlying Fund shares, those shares will be redeemed at the next-determined net asset value per share of the class of the Underlying Fund that you hold, which may be more or less than the value on the date of your redemption from the Fund. You may pay transaction costs to dispose of the Underlying Fund shares.
During stressed market conditions, it may be impractical or impossible to raise sufficient cash to pay for sold shares through the primary methods described above. In these circumstances, the Fund would be more likely to rely more heavily on the credit facility as a source of liquidity, as described above.
Involuntary Redemption of Small Accounts Held by the Transfer Agent
If the value of your account with PMFS is less than $500 for any reason, we may sell your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. The involuntary sale provisions do not apply to employee savings plan accounts, payroll deduction plan accounts, retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account), omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping. Prior thereto, if you make a sale that reduces your account value to less than the threshold, we may sell the rest of your shares and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Involuntary Redemption” in the SAI.
Account Maintenance Fee for Accounts Held by the Transfer Agent
If the value of your Class R2 and R5 shares held in your account with PMFS is less than $10,000, with certain exclusions, a $15 annual account maintenance fee will be deducted from your account during the 4th calendar quarter of each year. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Account Maintenance Fee” in the SAI.
Retirement Plans
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.
HOW TO EXCHANGE YOUR SHARES
You can generally exchange your shares of a Fund for shares of the same class in certain other PGIM Funds - including PGIM Government Money Market Fund if you satisfy the minimum investment requirements. For example, you can exchange Class R1 shares of the Fund for Class R1 shares of other funds in the PGIM Funds mutual fund family, but you can’t exchange Class R1 shares for a different share class of another PGIM Fund. We may change the terms of any exchange privilege after giving you 60 days' notice. If you hold Class R2 shares in an account directly with PMFS, you

PGIM Target Date Funds

can exchange your Class R2 shares of a Fund for Class A purchase shares of PGIM Government Money Market Fund (Ticker: PBMXX). If you hold Class R5 shares in an account directly with PMFS, you can exchange your Class R5 shares of a Fund for Class Z shares of PGIM Government Money Market Fund.
Contact your program sponsor or financial intermediary with any questions.
Exchanging Shares Held by a Financial Intermediary. If you hold shares through a financial intermediary, you must exchange shares through your financial intermediary.
Exchanging Shares Held by the Transfer Agent. If you hold shares through the Transfer Agent, contact your financial advisor or PMFS at (800) 225-1852 or write to PMFS at:
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
Remember, as we explained in the section entitled “Fund Distributions and Tax Issues—If You Sell or Exchange Your Shares,” exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI.
Frequent Purchases and Redemptions of Fund Shares
Each Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of the Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in non-U.S. securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of non-U.S. securities established some time before the Fund calculates its own share price. Funds that invest in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.
Each Fund does not knowingly accommodate or permit frequent trading, and the Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, the Fund's Transfer Agent monitors trading activity on a daily basis. The Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into the Fund and then sell those shares within a specified period of time (a “round-trip transaction”) as established by the Fund's Chief Compliance Officer (“CCO”). The CCO is authorized to set and modify the parameters of the trading policy at any time as required to prevent the adverse impact of frequent trading on Fund shareholders.
The CCO has defined frequent trading as one or more round-trip transactions in shares of the Fund within a 30-day period. If this occurs, the shareholder’s account will be subject to a 60-day warning period. If a second round-trip occurs before the conclusion of the 60-day warning period, a trading suspension will be placed on the account by the Fund’s Transfer Agent that will remain in effect for 90 days. The trading suspension will relate to purchases and exchange purchases (but not redemptions) in the Fund in which the frequent trading occurred. Exceptions to the trading policy will not normally be granted.
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Transactions in the PGIM money market funds, exchange-traded funds and PGIM Short-Term Corporate Bond Fund are excluded from this trading policy. In addition, transactions by affiliated PGIM Funds or certain unaffiliated funds, which are structured as “funds-of-funds,” and invest primarily in other mutual funds within the PGIM Fund family, are not subject to the limitations of the trading policy and are not considered frequent or short-term trading.
This trading policy does not apply to systematic purchases and redemptions (e.g., payroll purchases, systematic withdrawals and rebalancing transactions or other similar transactions not initiated by a shareholder or financial professional on the transaction date). Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-established or scheduled for a specific date.
Each Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into the Fund by a shareholder. Moreover, the Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in the Fund. The Transfer Agent will monitor daily trading activity above a certain threshold, which may be changed from time to time, over a rolling 90-day period. If a purchase into the Fund is rejected or canceled, the shareholder will receive a return of the purchase amount.
If a Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements, such as through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a retirement plan (“Intermediaries”) that holds your shares in an account under its name, Intermediaries maintain the individual beneficial owner records and submit to the Fund only aggregate orders combining the transactions of many beneficial owners. The Fund itself generally cannot monitor trading by particular beneficial owners. The Fund has notified Intermediaries in writing that it expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners.
The Transfer Agent also reviews aggregate omnibus net flows above a certain threshold. In cases where the activity is considered unusual, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to potential offenders. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing the Fund. If necessary, the Fund may be removed from a particular Intermediary’s platform.
Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. The Fund does not have any arrangements intended to permit trading of its shares in contravention of the policies described above.
Telephone Redemptions or Exchanges
You may redeem your shares of a Fund if the proceeds of the redemption do not exceed $250,000 or exchange your shares in any amount by calling the Fund at (800) 225-1852 and communicating your instructions in good order to a customer service representative before 4:00 p.m. Eastern Time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see the section entitled “How to Sell Your Shares—Restrictions on Sales” above for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.
The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable.
In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

PGIM Target Date Funds

The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
Expedited Redemption Privilege
If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern Time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.
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FINANCIAL HIGHLIGHTS
Introduction
The financial highlights will help you evaluate each Fund's financial performance for the past five fiscal years or periods (as applicable). Certain information reflects financial results for a single fund class share. The total return in each chart represents the rate that a shareholder would have earned (or lost) on an investment in a Fund, assuming investment at the start of the period and reinvestment of all dividends and other distributions. The information is for the periods indicated.
These financial highlights for the fiscal years ended July 31, 2021 and after were derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report on those financial statements was unqualified. The information for the fiscal years or periods (as applicable) prior to the fiscal year ended July 31, 2021 was audited by another independent registered public accounting firm.
A copy of each Fund’s annual report, including each Fund’s audited financial statements and report of independent registered public accounting firm, is available upon request, at no charge, as described on the back cover of this Prospectus.
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pgim Target date income FUND
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.64	$12.13	$10.94	$10.73	$10.59
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.47	0.15	0.09	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.45)	(1.08)	1.23	0.50	0.25
Total from investment operations	(0.07)	(0.61)	1.38	0.59	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.68)	(0.13)	(0.21)	(0.24)
Distributions from net realized gains	(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.65)	(0.88)	(0.19)	(0.38)	(0.31)
Net asset value, end of Year	$9.92	$10.64	$12.13	$10.94	$10.73
Total Return(b):	(0.34)%	(5.43)%	12.70%	5.57%	4.46%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$26	$26	$27	$24	$11
Average net assets (000)	$25	$27	$25	$18	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76%	0.76%	0.75%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	12.92%	15.10%	28.84%	77.98%	108.50%
Net investment income (loss)	3.88%	4.09%	1.33%	0.89%	1.92%
Portfolio turnover rate(d)	25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.64	$12.13	$10.94	$10.73	$10.59
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.58	0.18	0.20	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.44)	(1.16)	1.23	0.42	0.26
Total from investment operations	(0.04)	(0.58)	1.41	0.62	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.71)	(0.16)	(0.24)	(0.27)
Distributions from net realized gains	(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.68)	(0.91)	(0.22)	(0.41)	(0.34)
Net asset value, end of Year	$9.92	$10.64	$12.13	$10.94	$10.73
Total Return(b):	(0.08)%	(5.20)%	12.98%	5.88%	4.72%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$33	$48	$2,123	$1,846	$1,345
Average net assets (000)	$37	$1,373	$2,453	$1,435	$1,036
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51%	0.51%	0.50%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	10.74%	1.28%	1.37%	3.26%	3.89%
Net investment income (loss)	4.07%	4.96%	1.58%	1.90%	2.13%
Portfolio turnover rate(d)	25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.65	$12.14	$10.94	$10.74	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.47	0.19	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.46)	(1.03)	1.24	0.40	0.25
Total from investment operations	(0.04)	(0.56)	1.43	0.62	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.73)	(0.17)	(0.25)	(0.28)
Distributions from net realized gains	(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.69)	(0.93)	(0.23)	(0.42)	(0.35)
Net asset value, end of Year	$9.92	$10.65	$12.14	$10.94	$10.74
Total Return(b):	(0.03)%	(5.03)%	13.24%	5.95%	4.87%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$169	$160	$1,623	$1,645	$1,597
Average net assets (000)	$157	$196	$1,634	$1,557	$1,377
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36%	0.36%	0.35%	0.34%	0.34%
Expenses before waivers and/or expense reimbursement	2.62%	2.49%	1.36%	3.02%	3.50%
Net investment income (loss)	4.26%	4.19%	1.70%	2.09%	2.31%
Portfolio turnover rate(d)	25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.65	$12.14	$10.94	$10.74	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.52	0.21	0.15	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.46)	(1.07)	1.23	0.49	0.25
Total from investment operations	(0.03)	(0.55)	1.44	0.64	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.74)	(0.18)	(0.27)	(0.29)
Distributions from net realized gains	(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.70)	(0.94)	(0.24)	(0.44)	(0.36)
Net asset value, end of Year	$9.92	$10.65	$12.14	$10.94	$10.74
Total Return(b):	0.07%	(4.94)%	13.34%	5.98%	5.06%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$26	$26	$28	$24	$12
Average net assets (000)	$25	$27	$26	$18	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26%	0.26%	0.25%	0.25%	0.24%
Expenses before waivers and/or expense reimbursement	12.18%	14.28%	26.37%	76.14%	84.52%
Net investment income (loss)	4.38%	4.59%	1.83%	1.44%	2.36%
Portfolio turnover rate(d)	25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.64	$12.14	$10.94	$10.74	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.53	0.22	0.02	0.29
Net realized and unrealized gain (loss) on investment transactions	(0.45)	(1.08)	1.24	0.63	0.22
Total from investment operations	(0.01)	(0.55)	1.46	0.65	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.75)	(0.20)	(0.28)	(0.30)
Distributions from net realized gains	(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.71)	(0.95)	(0.26)	(0.45)	(0.37)
Net asset value, end of Year	$9.92	$10.64	$12.14	$10.94	$10.74
Total Return(b):	0.27%	(4.93)%	13.46%	6.18%	5.09%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$933	$931	$965	$914	$65
Average net assets (000)	$899	$944	$909	$534	$51
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16%	0.16%	0.15%	0.15%	0.14%
Expenses before waivers and/or expense reimbursement	1.18%	1.05%	1.47%	4.36%	24.81%
Net investment income (loss)	4.48%	4.67%	1.94%	0.15%	2.75%
Portfolio turnover rate(d)	25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.66	$12.16	$10.96	$10.76	$10.61
Income (loss) from investment operations:
Net investment income (loss)	0.46(b)	0.55	0.24	0.21	0.29
Net realized and unrealized gain (loss) on investment transactions	(0.45)(c)	(1.08)	1.23	0.46	0.25
Total from investment operations	0.01	(0.53)	1.47	0.67	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.77)	(0.21)	(0.30)	(0.32)
Distributions from net realized gains	(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.73)	(0.97)	(0.27)	(0.47)	(0.39)
Net asset value, end of Year	$9.94	$10.66	$12.16	$10.96	$10.76
Total Return(d):	0.43%	(4.78)%	13.59%	6.36%	5.33%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$21,305	$23,236	$24,185	$16,871	$6,939
Average net assets (000)	$21,430	$25,990	$22,559	$9,392	$6,203
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement(f)	0.01%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01%	0.01%	(0.00)%(g)	(0.00)%(g)	(0.01)%
Expenses before waivers and/or expense reimbursement	0.71%	0.52%	0.61%	1.92%	2.41%
Net investment income (loss)	4.65%	4.82%	2.10%	1.95%	2.80%
Portfolio turnover rate(h)	25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(g)	Amount rounds to zero.
(h)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM Target date 2015 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.80	$12.43	$11.08	$10.91	$10.86
Income (loss) from investment operations:
Net investment income (loss)	0.38(b)	0.47	0.15	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.43)(c)	(1.05)	1.41	0.42	0.23
Total from investment operations	(0.05)	(0.58)	1.56	0.58	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.67)	(0.11)	(0.22)	(0.23)
Distributions from net realized gains	(0.25)	(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.71)	(1.05)	(0.21)	(0.41)	(0.37)
Net asset value, end of Year	$10.04	$10.80	$12.43	$11.08	$10.91
Total Return(d):	(0.06)%	(5.31)%	14.32%	5.35%	4.17%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$13	$13	$14	$12	$11
Average net assets (000)	$13	$13	$13	$12	$11
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.77%(f)	0.76%	0.75%	0.74%	0.73%
Expenses before waivers and/or expense reimbursement	25.08%	28.64%	52.16%	114.82%	106.63%
Net investment income (loss)	3.83%	4.05%	1.29%	1.53%	1.83%
Portfolio turnover rate(g)	23%	43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.82	$12.46	$11.10	$10.92	$10.88
Income (loss) from investment operations:
Net investment income (loss)	0.40(b)	0.50	0.18	0.20	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.42)(c)	(1.05)	1.42	0.41	0.22
Total from investment operations	(0.02)	(0.55)	1.60	0.61	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.71)	(0.14)	(0.24)	(0.25)
Distributions from net realized gains	(0.25)	(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.74)	(1.09)	(0.24)	(0.43)	(0.39)
Net asset value, end of Year	$10.06	$10.82	$12.46	$11.10	$10.92
Total Return(d):	0.21%	(5.05)%	14.57%	5.62%	4.34%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$54	$51	$50	$42	$12
Average net assets (000)	$50	$51	$46	$37	$13
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.52%(f)	0.51%	0.50%	0.49%	0.48%
Expenses before waivers and/or expense reimbursement	7.86%	8.87%	15.87%	37.60%	92.94%
Net investment income (loss)	4.05%	4.28%	1.54%	1.85%	1.94%
Portfolio turnover rate(g)	23%	43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.83	$12.47	$11.11	$10.93	$10.89
Income (loss) from investment operations:
Net investment income (loss)	0.42(b)	0.52	0.20	0.21	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.43)(c)	(1.06)	1.41	0.42	0.21
Total from investment operations	(0.01)	(0.54)	1.61	0.63	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.50)	(0.72)	(0.15)	(0.26)	(0.27)
Distributions from net realized gains	(0.25)	(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.75)	(1.10)	(0.25)	(0.45)	(0.41)
Net asset value, end of Year	$10.07	$10.83	$12.47	$11.11	$10.93
Total Return(d):	0.38%	(4.91)%	14.71%	5.84%	4.50%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$13	$13	$14	$12	$12
Average net assets (000)	$13	$14	$13	$12	$11
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.37%(f)	0.36%	0.35%	0.34%	0.33%
Expenses before waivers and/or expense reimbursement	24.13%	27.69%	50.95%	113.01%	105.36%
Net investment income (loss)	4.22%	4.45%	1.69%	1.93%	2.23%
Portfolio turnover rate(g)	23%	43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.82	$12.46	$11.11	$10.93	$10.88
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.53	0.21	0.22	0.30
Net realized and unrealized gain (loss) on investment transactions	(0.43)	(1.05)	1.41	0.42	0.17
Total from investment operations	-(b)	(0.52)	1.62	0.64	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.51)	(0.74)	(0.17)	(0.27)	(0.28)
Distributions from net realized gains	(0.25)	(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.76)	(1.12)	(0.27)	(0.46)	(0.42)
Net asset value, end of Year	$10.06	$10.82	$12.46	$11.11	$10.93
Total Return(c):	0.48%	(4.90)%	14.82%	5.97%	4.62%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$13	$13	$14	$12	$12
Average net assets (000)	$13	$14	$13	$12	$44
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.27%(e)	0.26%	0.25%	0.24%	0.23%
Expenses before waivers and/or expense reimbursement	23.90%	27.47%	50.67%	112.64%	28.32%
Net investment income (loss)	4.32%	4.55%	1.79%	2.03%	2.82%
Portfolio turnover rate(f)	23%	43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.85	$12.49	$11.13	$10.95	$10.90
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.51	0.22	0.01	0.26
Net realized and unrealized gain (loss) on investment transactions	(0.44)	(1.02)	1.42	0.64	0.22
Total from investment operations	-(b)	(0.51)	1.64	0.65	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.52)	(0.75)	(0.18)	(0.28)	(0.29)
Distributions from net realized gains	(0.25)	(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.77)	(1.13)	(0.28)	(0.47)	(0.43)
Net asset value, end of Year	$10.08	$10.85	$12.49	$11.13	$10.95
Total Return(c):	0.50%	(4.70)%	14.91%	6.03%	4.82%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$180	$175	$133	$256	$40
Average net assets (000)	$179	$166	$199	$142	$28
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.17%(e)	0.16%	0.15%	0.14%	0.13%
Expenses before waivers and/or expense reimbursement	3.28%	3.36%	4.45%	10.96%	43.44%
Net investment income (loss)	4.39%	4.45%	1.90%	0.11%	2.44%
Portfolio turnover rate(f)	23%	43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.85	$12.49	$11.13	$10.95	$10.90
Income (loss) from investment operations:
Net investment income (loss)	0.46	0.56	0.24	0.24	0.28
Net realized and unrealized gain (loss) on investment transactions	(0.44)	(1.05)	1.41	0.43	0.22
Total from investment operations	0.02	(0.49)	1.65	0.67	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.54)	(0.77)	(0.19)	(0.30)	(0.31)
Distributions from net realized gains	(0.25)	(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.79)	(1.15)	(0.29)	(0.49)	(0.45)
Net asset value, end of Year	$10.08	$10.85	$12.49	$11.13	$10.95
Total Return(b):	0.66%	(4.57)%	15.07%	6.19%	4.89%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$9,531	$11,577	$14,970	$12,049	$11,081
Average net assets (000)	$10,443	$13,808	$15,418	$12,078	$9,955
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.02%(e)	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.02%(e)	0.01%	(0.00)%(f)	(0.01)%	(0.02)%
Expenses before waivers and/or expense reimbursement	1.47%	1.02%	1.00%	1.72%	2.04%
Net investment income (loss)	4.64%	4.80%	2.05%	2.23%	2.58%
Portfolio turnover rate(g)	23%	43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)	Amount rounds to zero.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM Target date 2020 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.12	$12.82	$11.27	$11.09	$10.98
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.47	0.15	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.35)	(1.08)	1.63	0.44	0.23
Total from investment operations	0.02	(0.61)	1.78	0.60	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.72)	(0.12)	(0.21)	(0.21)
Distributions from net realized gains	(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.81)	(1.09)	(0.23)	(0.42)	(0.31)
Net asset value, end of Year	$10.33	$11.12	$12.82	$11.27	$11.09
Total Return(b):	0.72%	(5.37)%	15.93%	5.35%	4.19%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$13	$13	$14	$12	$12
Average net assets (000)	$13	$14	$13	$12	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76%	0.76%	0.75%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	23.81%	27.64%	51.00%	113.14%	105.39%
Net investment income (loss)	3.64%	3.94%	1.23%	1.46%	1.74%
Portfolio turnover rate(d)	24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.14	$12.83	$11.28	$11.11	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.57	0.18	0.18	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.37)	(1.14)	1.62	0.44	0.23
Total from investment operations	0.05	(0.57)	1.80	0.62	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.75)	(0.14)	(0.24)	(0.23)
Distributions from net realized gains	(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.84)	(1.12)	(0.25)	(0.45)	(0.33)
Net asset value, end of Year	$10.35	$11.14	$12.83	$11.28	$11.11
Total Return(b):	0.94%	(5.05)%	16.19%	5.59%	4.47%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$58	$55	$5,742	$4,355	$3,446
Average net assets (000)	$70	$3,140	$4,596	$3,904	$2,456
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51%	0.51%	0.50%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	6.89%	0.83%	0.88%	1.27%	1.51%
Net investment income (loss)	4.07%	4.69%	1.49%	1.61%	2.02%
Portfolio turnover rate(d)	24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.17	$12.86	$11.30	$11.13	$11.01
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.52	0.20	0.21	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.37)	(1.07)	1.63	0.42	0.22
Total from investment operations	0.06	(0.55)	1.83	0.63	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.77)	(0.16)	(0.25)	(0.25)
Distributions from net realized gains	(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.86)	(1.14)	(0.27)	(0.46)	(0.35)
Net asset value, end of Year	$10.37	$11.17	$12.86	$11.30	$11.13
Total Return(b):	1.07%	(4.89)%	16.41%	5.73%	4.63%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$999	$1,099	$1,844	$1,541	$1,072
Average net assets (000)	$1,002	$1,228	$1,655	$1,294	$1,066
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36%	0.36%	0.35%	0.34%	0.34%
Expenses before waivers and/or expense reimbursement	0.75%	0.65%	0.97%	1.80%	1.99%
Net investment income (loss)	4.15%	4.37%	1.63%	1.87%	2.28%
Portfolio turnover rate(d)	24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.18	$12.87	$11.31	$11.13	$11.03
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.53	0.21	0.21	0.28
Net realized and unrealized gain (loss) on investment transactions	(0.35)	(1.06)	1.63	0.44	0.18
Total from investment operations	0.07	(0.53)	1.84	0.65	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.79)	(0.17)	(0.26)	(0.26)
Distributions from net realized gains	(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.87)	(1.16)	(0.28)	(0.47)	(0.36)
Net asset value, end of Year	$10.38	$11.18	$12.87	$11.31	$11.13
Total Return(b):	1.17%	(4.79)%	16.50%	5.82%	4.64%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$14	$14	$14	$12	$12
Average net assets (000)	$13	$14	$13	$12	$37
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26%	0.26%	0.25%	0.24%	0.24%
Expenses before waivers and/or expense reimbursement	22.64%	26.44%	49.43%	110.87%	31.79%
Net investment income (loss)	4.13%	4.44%	1.73%	1.95%	2.61%
Portfolio turnover rate(d)	24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.18	$12.88	$11.32	$11.14	$11.03
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.55	0.22	0.24	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.36)	(1.08)	1.63	0.42	0.23
Total from investment operations	0.08	(0.53)	1.85	0.66	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.80)	(0.18)	(0.27)	(0.27)
Distributions from net realized gains	(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.88)	(1.17)	(0.29)	(0.48)	(0.37)
Net asset value, end of Year	$10.38	$11.18	$12.88	$11.32	$11.14
Total Return(b):	1.28%	(4.77)%	16.60%	6.03%	4.75%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$2,923	$2,967	$3,585	$3,624	$3,962
Average net assets (000)	$2,874	$3,448	$3,427	$3,783	$3,807
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16%	0.16%	0.15%	0.14%	0.14%
Expenses before waivers and/or expense reimbursement	0.62%	0.50%	0.58%	0.92%	0.99%
Net investment income (loss)	4.24%	4.58%	1.81%	2.22%	2.34%
Portfolio turnover rate(d)	24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.15	$12.84	$11.28	$11.11	$11.00
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.56	0.24	0.23	0.27
Net realized and unrealized gain (loss) on investment transactions	(0.35)	(1.06)	1.63	0.44	0.23
Total from investment operations	0.10	(0.50)	1.87	0.67	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.50)	(0.82)	(0.20)	(0.29)	(0.29)
Distributions from net realized gains	(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.90)	(1.19)	(0.31)	(0.50)	(0.39)
Net asset value, end of Year	$10.35	$11.15	$12.84	$11.28	$11.11
Total Return(b):	1.46%	(4.56)%	16.82%	6.10%	4.93%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$37,314	$46,728	$58,602	$49,000	$35,018
Average net assets (000)	$40,751	$54,565	$59,237	$39,274	$30,081
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.01%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01%	0.01%	(0.00)%(e)	(0.01)%	(0.01)%
Expenses before waivers and/or expense reimbursement	0.37%	0.25%	0.25%	0.46%	0.58%
Net investment income (loss)	4.43%	4.71%	1.98%	2.11%	2.54%
Portfolio turnover rate(f)	24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(e)	Amount rounds to zero.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM Target date 2025 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.19	$13.01	$11.24	$11.14	$11.15
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.47	0.14	0.05	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.25)	(1.07)	1.84	0.53	0.18
Total from investment operations	0.12	(0.60)	1.98	0.58	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.75)	(0.11)	(0.21)	(0.20)
Distributions from net realized gains	(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.69)	(1.22)	(0.21)	(0.48)	(0.38)
Net asset value, end of Year	$10.62	$11.19	$13.01	$11.24	$11.14
Total Return(b):	1.56%	(5.37)%	17.76%	5.25%	3.73%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$14	$14	$14	$12	$671
Average net assets (000)	$13	$14	$13	$122	$625
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76%	0.76%	0.75%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	23.35%	27.65%	50.15%	11.62%	3.01%
Net investment income (loss)	3.51%	3.86%	1.18%	0.49%	1.72%
Portfolio turnover rate(d)	26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.22	$13.04	$11.26	$11.15	$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.48	0.15	(0.01)	0.18
Net realized and unrealized gain (loss) on investment transactions	(0.24)	(1.05)	1.86	0.63	0.22
Total from investment operations	0.14	(0.57)	2.01	0.62	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.78)	(0.13)	(0.24)	(0.23)
Distributions from net realized gains	(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.72)	(1.25)	(0.23)	(0.51)	(0.41)
Net asset value, end of Year	$10.64	$11.22	$13.04	$11.26	$11.15
Total Return(b):	1.74%	(5.12)%	18.09%	5.45%	4.09%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$148	$106	$82	$90	$117
Average net assets (000)	$120	$92	$71	$136	$39
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51%	0.51%	0.50%	0.50%	0.49%
Expenses before waivers and/or expense reimbursement	3.42%	6.27%	10.60%	10.64%	31.08%
Net investment income (loss)	3.65%	3.99%	1.29%	(0.13)%	1.60%
Portfolio turnover rate(d)	26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.23	$13.06	$11.27	$11.17	$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.43	0.19	0.21	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.25)	(0.99)	1.85	0.41	0.19
Total from investment operations	0.16	(0.56)	2.04	0.62	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.80)	(0.15)	(0.25)	(0.25)
Distributions from net realized gains	(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.74)	(1.27)	(0.25)	(0.52)	(0.43)
Net asset value, end of Year	$10.65	$11.23	$13.06	$11.27	$11.17
Total Return(b):	1.91%	(5.04)%	18.32%	5.62%	4.17%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$465	$449	$9,911	$8,064	$7,737
Average net assets (000)	$435	$663	$8,876	$7,803	$6,760
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36%	0.36%	0.35%	0.35%	0.34%
Expenses before waivers and/or expense reimbursement	1.03%	1.02%	0.61%	0.90%	1.00%
Net investment income (loss)	3.93%	3.60%	1.59%	1.89%	2.14%
Portfolio turnover rate(d)	26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.24	$13.06	$11.28	$11.17	$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.47	0.51	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.30)	(1.05)	1.84	0.43	0.21
Total from investment operations	0.17	(0.54)	2.04	0.65	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.81)	(0.16)	(0.27)	(0.26)
Distributions from net realized gains	(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.75)	(1.28)	(0.26)	(0.54)	(0.44)
Net asset value, end of Year	$10.66	$11.24	$13.06	$11.28	$11.17
Total Return(b):	2.02%	(4.87)%	18.43%	5.73%	4.27%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$14	$22	$15	$13	$12
Average net assets (000)	$21	$18	$14	$12	$45
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26%	0.26%	0.25%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	14.42%	21.59%	48.41%	109.74%	26.16%
Net investment income (loss)	4.49%	4.24%	1.68%	1.99%	2.04%
Portfolio turnover rate(d)	26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.25	$13.07	$11.28	$11.17	$11.19
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.49	0.22	0.24	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.26)	(1.02)	1.84	0.41	0.19
Total from investment operations	0.17	(0.53)	2.06	0.65	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.82)	(0.17)	(0.27)	(0.27)
Distributions from net realized gains	(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.76)	(1.29)	(0.27)	(0.54)	(0.45)
Net asset value, end of Year	$10.66	$11.25	$13.07	$11.28	$11.17
Total Return(b):	2.04%	(4.77)%	18.53%	5.90%	4.29%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$727	$606	$266	$160	$295
Average net assets (000)	$647	$425	$197	$238	$71
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16%	0.16%	0.15%	0.16%	0.14%
Expenses before waivers and/or expense reimbursement	0.89%	1.24%	3.68%	6.04%	16.90%
Net investment income (loss)	4.15%	4.12%	1.85%	2.12%	2.21%
Portfolio turnover rate(d)	26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.27	$13.10	$11.30	$11.19	$11.21
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.56	0.24	0.23	0.27
Net realized and unrealized gain (loss) on investment transactions	(0.26)	(1.08)	1.85	0.44	0.17
Total from investment operations	0.19	(0.52)	2.09	0.67	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.84)	(0.19)	(0.29)	(0.28)
Distributions from net realized gains	(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.77)	(1.31)	(0.29)	(0.56)	(0.46)
Net asset value, end of Year	$10.69	$11.27	$13.10	$11.30	$11.19
Total Return(b):	2.29%	(4.70)%	18.75%	5.96%	4.55%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$62,674	$71,290	$80,212	$62,135	$40,932
Average net assets (000)	$64,956	$82,904	$79,030	$47,867	$35,028
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.01%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01%	0.01%	0.00%(e)	(0.00)%(e)	(0.01)%
Expenses before waivers and/or expense reimbursement	0.26%	0.19%	0.20%	0.40%	0.51%
Net investment income (loss)	4.31%	4.62%	1.94%	2.09%	2.52%
Portfolio turnover rate(f)	26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(e)	Amount rounds to zero.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM Target date 2030 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.92	$13.72	$11.48	$11.45	$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.43	0.13	0.17	0.18
Net realized and unrealized gain (loss) on investment transactions	(0.09)	(1.15)	2.32	0.41	0.13
Total from investment operations	0.26	(0.72)	2.45	0.58	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.79)	(0.11)	(0.20)	(0.22)
Distributions from net realized gains	(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.89)	(1.08)	(0.21)	(0.55)	(0.39)
Net asset value, end of Year	$11.29	$11.92	$13.72	$11.48	$11.45
Total Return(b):	2.88%	(5.94)%	21.50%	5.04%	3.18%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$69	$59	$55	$38	$33
Average net assets (000)	$62	$58	$48	$36	$30
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.74%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	5.88%	7.42%	14.75%	37.24%	40.10%
Net investment income (loss)	3.17%	3.37%	1.05%	1.54%	1.62%
Portfolio turnover rate(d)	29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.95	$13.74	$11.50	$11.47	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.58	0.16	0.16	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.09)	(1.26)	2.31	0.45	0.13
Total from investment operations	0.29	(0.68)	2.47	0.61	0.34
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.82)	(0.13)	(0.23)	(0.25)
Distributions from net realized gains	(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.92)	(1.11)	(0.23)	(0.58)	(0.42)
Net asset value, end of Year	$11.32	$11.95	$13.74	$11.50	$11.47
Total Return(b):	3.11%	(5.69)%	21.83%	5.29%	3.46%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$318	$299	$7,308	$4,896	$3,404
Average net assets (000)	$299	$5,088	$6,013	$4,148	$3,149
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.50%	0.49%	0.49%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	1.89%	0.76%	0.84%	1.25%	1.40%
Net investment income (loss)	3.44%	4.39%	1.29%	1.42%	1.87%
Portfolio turnover rate(d)	29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.95	$13.75	$11.50	$11.47	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.47	0.18	0.19	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.09)	(1.13)	2.32	0.44	0.15
Total from investment operations	0.31	(0.66)	2.50	0.63	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.85)	(0.15)	(0.25)	(0.27)
Distributions from net realized gains	(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.94)	(1.14)	(0.25)	(0.60)	(0.44)
Net asset value, end of Year	$11.32	$11.95	$13.75	$11.50	$11.47
Total Return(b):	3.32%	(5.55)%	22.00%	5.44%	3.63%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$1,563	$1,341	$3,414	$2,416	$1,349
Average net assets (000)	$1,376	$1,397	$2,857	$1,832	$1,018
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.32%	0.35%	0.34%	0.34%	0.34%
Expenses before waivers and/or expense reimbursement	0.57%	0.57%	0.78%	1.50%	2.03%
Net investment income (loss)	3.58%	3.71%	1.45%	1.67%	1.93%
Portfolio turnover rate(d)	29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.94	$13.74	$11.49	$11.46	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.48	0.19	0.23	0.29
Net realized and unrealized gain (loss) on investment transactions	(0.11)	(1.13)	2.32	0.41	0.06
Total from investment operations	0.32	(0.65)	2.51	0.64	0.35
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.86)	(0.16)	(0.26)	(0.28)
Distributions from net realized gains	(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.95)	(1.15)	(0.26)	(0.61)	(0.45)
Net asset value, end of Year	$11.31	$11.94	$13.74	$11.49	$11.46
Total Return(b):	3.44%	(5.47)%	22.12%	5.58%	3.56%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$37	$31	$22	$14	$12
Average net assets (000)	$32	$26	$18	$12	$483
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25%	0.25%	0.24%	0.24%	0.25%
Expenses before waivers and/or expense reimbursement	9.71%	14.46%	37.53%	106.51%	3.30%
Net investment income (loss)	3.92%	3.79%	1.54%	2.01%	2.58%
Portfolio turnover rate(d)	29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.97	$13.77	$11.52	$11.48	$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.51	0.21	0.25	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.09)	(1.15)	2.31	0.41	0.12
Total from investment operations	0.33	(0.64)	2.52	0.66	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.87)	(0.17)	(0.27)	(0.29)
Distributions from net realized gains	(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.96)	(1.16)	(0.27)	(0.62)	(0.46)
Net asset value, end of Year	$11.34	$11.97	$13.77	$11.52	$11.48
Total Return(b):	3.55%	(5.36)%	22.18%	5.73%	3.76%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$4,312	$3,921	$3,877	$3,222	$3,012
Average net assets (000)	$3,932	$3,888	$3,548	$3,087	$2,785
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15%	0.15%	0.14%	0.14%	0.14%
Expenses before waivers and/or expense reimbursement	0.50%	0.44%	0.55%	1.00%	1.10%
Net investment income (loss)	3.75%	3.94%	1.66%	2.19%	2.21%
Portfolio turnover rate(d)	29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.00	$13.80	$11.54	$11.50	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.53	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.10)	(1.15)	2.32	0.44	0.14
Total from investment operations	0.34	(0.62)	2.55	0.68	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.89)	(0.19)	(0.29)	(0.31)
Distributions from net realized gains	(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.98)	(1.18)	(0.29)	(0.64)	(0.48)
Net asset value, end of Year	$11.36	$12.00	$13.80	$11.54	$11.50
Total Return(b):	3.63%	(5.20)%	22.40%	5.87%	3.93%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$59,285	$65,639	$71,254	$51,305	$36,517
Average net assets (000)	$60,037	$73,198	$68,119	$40,094	$29,867
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00%(e)	(0.00)%(e)	(0.01)%	(0.01)%	(0.01)%
Expenses before waivers and/or expense reimbursement	0.26%	0.20%	0.22%	0.46%	0.57%
Net investment income (loss)	3.98%	4.14%	1.79%	2.13%	2.25%
Portfolio turnover rate(f)	29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(e)	Amount rounds to zero.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM Target date 2035 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.73	$14.14	$11.47	$11.42	$11.68
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.39	0.12	0.16	0.12
Net realized and unrealized gain (loss) on investment transactions	0.17	(1.17)	2.76	0.41	0.11
Total from investment operations	0.47	(0.78)	2.88	0.57	0.23
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.86)	(0.11)	(0.18)	(0.23)
Distributions from net realized gains	(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.77)	(1.63)	(0.21)	(0.52)	(0.49)
Net asset value, end of Year	$11.43	$11.73	$14.14	$11.47	$11.42
Total Return(b):	4.69%	(6.67)%	25.33%	4.94%	2.55%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$34	$31	$32	$25	$24
Average net assets (000)	$31	$31	$29	$24	$17
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73%	0.73%	0.73%	0.72%	0.72%
Expenses before waivers and/or expense reimbursement	10.74%	13.02%	29.33%	56.33%	70.38%
Net investment income (loss)	2.77%	3.02%	0.91%	1.44%	1.03%
Portfolio turnover rate(d)	29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.75	$14.15	$11.48	$11.43	$11.69
Income (loss) from investment operations:
Net investment income (loss)	0.24(b)	0.42	0.15	0.19	0.18
Net realized and unrealized gain (loss) on investment transactions	0.26(c)	(1.16)	2.76	0.41	0.07
Total from investment operations	0.50	(0.74)	2.91	0.60	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.89)	(0.14)	(0.21)	(0.25)
Distributions from net realized gains	(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.80)	(1.66)	(0.24)	(0.55)	(0.51)
Net asset value, end of Year	$11.45	$11.75	$14.15	$11.48	$11.43
Total Return(d):	4.96%	(6.36)%	25.59%	5.20%	2.84%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$147	$546	$526	$324	$353
Average net assets (000)	$207	$535	$409	$359	$340
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.48%	0.48%	0.48%	0.47%	0.47%
Expenses before waivers and/or expense reimbursement	2.57%	1.80%	2.54%	4.84%	4.85%
Net investment income (loss)	2.14%	3.25%	1.13%	1.66%	1.60%
Portfolio turnover rate(f)	29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.77	$14.18	$11.50	$11.45	$11.71
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.30	0.17	0.20	0.20
Net realized and unrealized gain (loss) on investment transactions	0.17	(1.03)	2.76	0.42	0.07
Total from investment operations	0.51	(0.73)	2.93	0.62	0.27
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.91)	(0.15)	(0.23)	(0.27)
Distributions from net realized gains	(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.81)	(1.68)	(0.25)	(0.57)	(0.53)
Net asset value, end of Year	$11.47	$11.77	$14.18	$11.50	$11.45
Total Return(b):	5.13%	(6.29)%	25.80%	5.34%	3.01%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$429	$303	$9,978	$7,298	$6,271
Average net assets (000)	$339	$463	$8,548	$6,663	$5,850
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.33%	0.33%	0.33%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	1.31%	1.36%	0.70%	1.11%	1.31%
Net investment income (loss)	3.10%	2.36%	1.30%	1.82%	1.83%
Portfolio turnover rate(d)	29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.79	$14.20	$11.51	$11.46	$11.72
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.46	0.18	0.22	0.31
Net realized and unrealized gain (loss) on investment transactions	0.17	(1.17)	2.78	0.41	(0.03)
Total from investment operations	0.53	(0.71)	2.96	0.63	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.93)	(0.17)	(0.24)	(0.28)
Distributions from net realized gains	(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.83)	(1.70)	(0.27)	(0.58)	(0.54)
Net asset value, end of Year	$11.49	$11.79	$14.20	$11.51	$11.46
Total Return(b):	5.24%	(6.17)%	25.98%	5.43%	3.12%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$16	$15	$16	$13	$12
Average net assets (000)	$15	$16	$15	$12	$28
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.23%	0.23%	0.23%	0.22%	0.21%
Expenses before waivers and/or expense reimbursement	19.92%	23.52%	44.91%	106.41%	41.69%
Net investment income (loss)	3.28%	3.53%	1.41%	1.94%	2.78%
Portfolio turnover rate(d)	29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.79	$14.20	$11.51	$11.45	$11.72
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.43	0.19	0.20	0.24
Net realized and unrealized gain (loss) on investment transactions	0.18	(1.13)	2.78	0.45	0.05
Total from investment operations	0.53	(0.70)	2.97	0.65	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.94)	(0.18)	(0.25)	(0.30)
Distributions from net realized gains	(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.84)	(1.71)	(0.28)	(0.59)	(0.56)
Net asset value, end of Year	$11.48	$11.79	$14.20	$11.51	$11.45
Total Return(b):	5.26%	(6.08)%	26.09%	5.62%	3.15%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$866	$542	$314	$147	$95
Average net assets (000)	$658	$408	$219	$122	$69
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.13%	0.13%	0.13%	0.12%	0.12%
Expenses before waivers and/or expense reimbursement	0.97%	1.35%	3.46%	11.56%	17.68%
Net investment income (loss)	3.21%	3.38%	1.47%	1.81%	2.16%
Portfolio turnover rate(d)	29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.80	$14.21	$11.52	$11.46	$11.74
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.49	0.21	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	0.17	(1.17)	2.77	0.45	0.05
Total from investment operations	0.56	(0.68)	2.98	0.67	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.96)	(0.19)	(0.27)	(0.31)
Distributions from net realized gains	(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.86)	(1.73)	(0.29)	(0.61)	(0.57)
Net asset value, end of Year	$11.50	$11.80	$14.21	$11.52	$11.46
Total Return(b):	5.52%	(5.94)%	26.25%	5.77%	3.23%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$50,643	$47,761	$53,243	$42,659	$24,312
Average net assets (000)	$46,943	$54,250	$52,063	$28,765	$20,031
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.02)%	(0.02)%	(0.02)%	(0.03)%	(0.03)%
Expenses before waivers and/or expense reimbursement	0.35%	0.28%	0.28%	0.61%	0.81%
Net investment income (loss)	3.53%	3.79%	1.66%	1.99%	2.14%
Portfolio turnover rate(e)	29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM Target date 2040 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.34	$14.54	$11.53	$11.61	$11.83
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.38	0.10	0.14	0.15
Net realized and unrealized gain (loss) on investment transactions	0.37	(1.26)	3.11	0.33	0.05
Total from investment operations	0.66	(0.88)	3.21	0.47	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.91)	(0.11)	(0.18)	(0.24)
Distributions from net realized gains	(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.93)	(1.32)	(0.20)	(0.55)	(0.42)
Net asset value, end of Year	$12.07	$12.34	$14.54	$11.53	$11.61
Total Return(b):	6.22%	(7.02)%	28.07%	3.95%	2.28%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$52	$39	$34	$22	$16
Average net assets (000)	$44	$37	$28	$18	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70%	0.70%	0.69%	0.69%	0.70%
Expenses before waivers and/or expense reimbursement	7.99%	11.02%	24.36%	73.98%	83.37%
Net investment income (loss)	2.49%	2.81%	0.78%	1.29%	1.31%
Portfolio turnover rate(d)	31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.36	$14.57	$11.55	$11.63	$11.84
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.59	0.14	0.18	0.17
Net realized and unrealized gain (loss) on investment transactions	0.38	(1.45)	3.11	0.32	0.07
Total from investment operations	0.69	(0.86)	3.25	0.50	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.94)	(0.14)	(0.21)	(0.27)
Distributions from net realized gains	(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.95)	(1.35)	(0.23)	(0.58)	(0.45)
Net asset value, end of Year	$12.10	$12.36	$14.57	$11.55	$11.63
Total Return(b):	6.52%	(6.85)%	28.40%	4.18%	2.65%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$238	$169	$5,733	$3,501	$2,424
Average net assets (000)	$192	$4,165	$4,508	$2,845	$1,689
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.45%	0.45%	0.44%	0.44%	0.45%
Expenses before waivers and/or expense reimbursement	2.88%	0.83%	0.94%	1.61%	2.02%
Net investment income (loss)	2.66%	4.25%	1.02%	1.57%	1.50%
Portfolio turnover rate(d)	31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.38	$14.59	$11.57	$11.64	$11.86
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.40	0.16	0.19	0.16
Net realized and unrealized gain (loss) on investment transactions	0.38	(1.23)	3.11	0.34	0.09
Total from investment operations	0.71	(0.83)	3.27	0.53	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.97)	(0.16)	(0.23)	(0.29)
Distributions from net realized gains	(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.98)	(1.38)	(0.25)	(0.60)	(0.47)
Net asset value, end of Year	$12.11	$12.38	$14.59	$11.57	$11.64
Total Return(b):	6.67%	(6.69)%	28.52%	4.42%	2.73%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$722	$627	$3,617	$2,187	$1,491
Average net assets (000)	$641	$662	$2,996	$1,720	$915
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.30%	0.30%	0.29%	0.29%	0.30%
Expenses before waivers and/or expense reimbursement	0.92%	0.95%	0.85%	1.76%	2.43%
Net investment income (loss)	2.90%	3.00%	1.23%	1.69%	1.42%
Portfolio turnover rate(d)	31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.40	$14.60	$11.58	$11.65	$11.87
Income (loss) from investment operations:
Net investment income (loss)	0.36(b)	0.42	0.17	0.21	0.25
Net realized and unrealized gain (loss) on investment transactions	0.36(c)	(1.23)	3.11	0.33	0.01
Total from investment operations	0.72	(0.81)	3.28	0.54	0.26
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.98)	(0.17)	(0.24)	(0.30)
Distributions from net realized gains	(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.99)	(1.39)	(0.26)	(0.61)	(0.48)
Net asset value, end of Year	$12.13	$12.40	$14.60	$11.58	$11.65
Total Return(d):	6.77%	(6.53)%	28.61%	4.52%	2.84%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$67	$50	$34	$17	$12
Average net assets (000)	$59	$42	$26	$13	$35
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.20%	0.20%	0.19%	0.19%	0.20%
Expenses before waivers and/or expense reimbursement	5.64%	9.44%	26.10%	98.42%	33.44%
Net investment income (loss)	3.08%	3.13%	1.25%	1.84%	2.14%
Portfolio turnover rate(f)	31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.41	$14.61	$11.58	$11.65	$11.88
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.47	0.18	0.24	0.22
Net realized and unrealized gain (loss) on investment transactions	0.37	(1.27)	3.12	0.31	0.04
Total from investment operations	0.73	(0.80)	3.30	0.55	0.26
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.99)	(0.18)	(0.25)	(0.31)
Distributions from net realized gains	(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(1.00)	(1.40)	(0.27)	(0.62)	(0.49)
Net asset value, end of Year	$12.14	$12.41	$14.61	$11.58	$11.65
Total Return(b):	6.89%	(6.43)%	28.81%	4.61%	2.87%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$7,404	$6,697	$7,393	$6,114	$6,056
Average net assets (000)	$6,691	$7,073	$6,748	$5,963	$5,822
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.10%	0.10%	0.09%	0.09%	0.10%
Expenses before waivers and/or expense reimbursement	0.56%	0.46%	0.53%	1.01%	1.18%
Net investment income (loss)	3.10%	3.43%	1.39%	2.09%	1.94%
Portfolio turnover rate(d)	31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.42	$14.63	$11.59	$11.66	$11.89
Income (loss) from investment operations:
Net investment income (loss)	0.39(b)	0.49	0.20	0.22	0.23
Net realized and unrealized gain (loss) on investment transactions	0.36(c)	(1.27)	3.13	0.35	0.05
Total from investment operations	0.75	(0.78)	3.33	0.57	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(1.02)	(0.20)	(0.27)	(0.33)
Distributions from net realized gains	(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(1.02)	(1.43)	(0.29)	(0.64)	(0.51)
Net asset value, end of Year	$12.15	$12.42	$14.63	$11.59	$11.66
Total Return(d):	7.06%	(6.35)%	29.05%	4.67%	3.13%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$37,993	$37,802	$43,332	$31,333	$17,752
Average net assets (000)	$36,923	$45,103	$41,893	$20,948	$15,067
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.05)%	(0.05)%	(0.06)%	(0.06)%	(0.05)%
Expenses before waivers and/or expense reimbursement	0.38%	0.27%	0.30%	0.70%	0.91%
Net investment income (loss)	3.33%	3.58%	1.54%	1.96%	2.01%
Portfolio turnover rate(g)	31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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PGIM Target date 2045 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.79	$14.56	$11.34	$11.47	$11.91
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.32	0.09	0.17	0.14
Net realized and unrealized gain (loss) on investment transactions	0.53	(1.25)	3.32	0.27	(0.04)
Total from investment operations	0.78	(0.93)	3.41	0.44	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.90)	(0.11)	(0.18)	(0.24)
Distributions from net realized gains	(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.73)	(1.84)	(0.19)	(0.57)	(0.54)
Net asset value, end of Year	$11.84	$11.79	$14.56	$11.34	$11.47
Total Return(b):	7.45%	(7.75)%	30.36%	3.66%	1.78%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$16	$15	$19	$14	$13
Average net assets (000)	$15	$18	$17	$13	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.68%	0.68%	0.68%	0.69%
Expenses before waivers and/or expense reimbursement	20.73%	21.60%	40.37%	98.28%	96.93%
Net investment income (loss)	2.23%	2.44%	0.69%	1.54%	1.26%
Portfolio turnover rate(d)	29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.81	$14.59	$11.36	$11.49	$11.94
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.33	0.11	0.03	0.09
Net realized and unrealized gain (loss) on investment transactions	0.55	(1.24)	3.34	0.44	0.03
Total from investment operations	0.81	(0.91)	3.45	0.47	0.12
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.93)	(0.14)	(0.21)	(0.27)
Distributions from net realized gains	(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.76)	(1.87)	(0.22)	(0.60)	(0.57)
Net asset value, end of Year	$11.86	$11.81	$14.59	$11.36	$11.49
Total Return(b):	7.73%	(7.56)%	30.67%	3.92%	1.99%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$374	$316	$341	$220	$98
Average net assets (000)	$326	$369	$235	$152	$58
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43%	0.43%	0.43%	0.43%	0.44%
Expenses before waivers and/or expense reimbursement	2.22%	2.07%	3.78%	10.18%	21.72%
Net investment income (loss)	2.37%	2.53%	0.83%	0.24%	0.78%
Portfolio turnover rate(d)	29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.82	$14.60	$11.37	$11.50	$11.94
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.07	0.14	0.21	0.18
Net realized and unrealized gain (loss) on investment transactions	0.49	(0.96)	3.33	0.28	(0.03)
Total from investment operations	0.83	(0.89)	3.47	0.49	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.95)	(0.16)	(0.23)	(0.29)
Distributions from net realized gains	(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.78)	(1.89)	(0.24)	(0.62)	(0.59)
Net asset value, end of Year	$11.87	$11.82	$14.60	$11.37	$11.50
Total Return(b):	7.90%	(7.43)%	30.83%	4.07%	2.26%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$27	$36	$12,568	$8,750	$7,639
Average net assets (000)	$30	$301	$10,686	$7,880	$6,657
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.28%	0.28%	0.28%	0.28%	0.29%
Expenses before waivers and/or expense reimbursement	10.50%	2.13%	0.81%	1.51%	1.80%
Net investment income (loss)	3.08%	0.58%	1.07%	1.90%	1.58%
Portfolio turnover rate(d)	29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.83	$14.61	$11.37	$11.50	$11.95
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.38	0.16	0.22	0.23
Net realized and unrealized gain (loss) on investment transactions	0.56	(1.25)	3.33	0.28	(0.08)
Total from investment operations	0.83	(0.87)	3.49	0.50	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.97)	(0.17)	(0.24)	(0.30)
Distributions from net realized gains	(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.79)	(1.91)	(0.25)	(0.63)	(0.60)
Net asset value, end of Year	$11.87	$11.83	$14.61	$11.37	$11.50
Total Return(b):	7.93%	(7.31)%	31.03%	4.19%	2.29%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$61	$46	$42	$32	$31
Average net assets (000)	$48	$42	$37	$30	$217
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.18%	0.18%	0.18%	0.18%	0.20%
Expenses before waivers and/or expense reimbursement	8.10%	9.50%	18.71%	44.47%	6.89%
Net investment income (loss)	2.38%	2.88%	1.19%	2.02%	2.01%
Portfolio turnover rate(d)	29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.85	$14.63	$11.39	$11.51	$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.39	0.17	0.16	0.18
Net realized and unrealized gain (loss) on investment transactions	0.54	(1.25)	3.33	0.36	(0.02)
Total from investment operations	0.86	(0.86)	3.50	0.52	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.98)	(0.18)	(0.25)	(0.31)
Distributions from net realized gains	(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.81)	(1.92)	(0.26)	(0.64)	(0.61)
Net asset value, end of Year	$11.90	$11.85	$14.63	$11.39	$11.51
Total Return(b):	8.13%	(7.20)%	31.10%	4.34%	2.41%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$970	$786	$650	$407	$174
Average net assets (000)	$812	$703	$525	$265	$101
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.08%	0.08%	0.08%	0.08%	0.09%
Expenses before waivers and/or expense reimbursement	1.06%	1.11%	1.84%	6.12%	12.95%
Net investment income (loss)	2.83%	2.96%	1.27%	1.48%	1.62%
Portfolio turnover rate(d)	29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.87	$14.66	$11.41	$11.53	$11.99
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.42	0.18	0.21	0.22
Net realized and unrealized gain (loss) on investment transactions	0.53	(1.27)	3.35	0.32	(0.05)
Total from investment operations	0.87	(0.85)	3.53	0.53	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(1.00)	(0.20)	(0.26)	(0.33)
Distributions from net realized gains	(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.82)	(1.94)	(0.28)	(0.65)	(0.63)
Net asset value, end of Year	$11.92	$11.87	$14.66	$11.41	$11.53
Total Return(b):	8.28%	(7.12)%	31.31%	4.49%	2.50%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$32,334	$29,859	$32,739	$20,178	$9,601
Average net assets (000)	$29,647	$34,127	$28,077	$11,758	$8,229
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.06)%
Expenses before waivers and/or expense reimbursement	0.53%	0.42%	0.42%	1.11%	1.43%
Net investment income (loss)	3.02%	3.17%	1.40%	1.89%	1.99%
Portfolio turnover rate(e)	29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM Target date 2050 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.32	$14.87	$11.49	$11.59	$11.92
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.30	0.07	0.08	0.13
Net realized and unrealized gain (loss) on investment transactions	0.71	(1.36)	3.51	0.31	(0.02)
Total from investment operations	0.94	(1.06)	3.58	0.39	0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.91)	(0.12)	(0.19)	(0.25)
Distributions from net realized gains	(0.73)	(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.88)	(1.49)	(0.20)	(0.49)	(0.44)
Net asset value, end of Year	$12.38	$12.32	$14.87	$11.49	$11.59
Total Return(b):	8.56%	(8.23)%	31.41%	3.24%	1.61%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$59	$47	$44	$33	$166
Average net assets (000)	$50	$46	$37	$54	$145
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%(d)	0.68%	0.67%	0.67%	0.68%
Expenses before waivers and/or expense reimbursement	7.54%	9.34%	18.74%	26.33%	11.03%
Net investment income (loss)	1.98%	2.18%	0.55%	0.69%	1.11%
Portfolio turnover rate(e)	26%	59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.36	$14.90	$11.51	$11.59	$11.93
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.50	0.11	0.17	0.15
Net realized and unrealized gain (loss) on investment transactions	0.71	(1.51)	3.51	0.26	(0.03)
Total from investment operations	0.96	(1.01)	3.62	0.43	0.12
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.95)	(0.15)	(0.21)	(0.27)
Distributions from net realized gains	(0.73)	(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.89)	(1.53)	(0.23)	(0.51)	(0.46)
Net asset value, end of Year	$12.43	$12.36	$14.90	$11.51	$11.59
Total Return(b):	8.80%	(7.92)%	31.72%	3.53%	1.83%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$444	$337	$5,209	$3,110	$1,951
Average net assets (000)	$370	$3,647	$4,026	$2,447	$1,348
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43%(d)	0.43%	0.42%	0.42%	0.43%
Expenses before waivers and/or expense reimbursement	2.81%	1.15%	1.28%	2.57%	3.75%
Net investment income (loss)	2.15%	3.51%	0.81%	1.53%	1.33%
Portfolio turnover rate(e)	26%	59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.38	$14.93	$11.53	$11.61	$11.95
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.06	0.13	0.16	0.14
Net realized and unrealized gain (loss) on investment transactions	0.70	(1.06)	3.51	0.28	-(b)
Total from investment operations	0.98	(1.00)	3.64	0.44	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.97)	(0.16)	(0.22)	(0.29)
Distributions from net realized gains	(0.73)	(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.92)	(1.55)	(0.24)	(0.52)	(0.48)
Net asset value, end of Year	$12.44	$12.38	$14.93	$11.53	$11.61
Total Return(c):	8.99%	(7.83)%	31.93%	3.65%	2.01%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$19	$15	$4,071	$2,212	$1,074
Average net assets (000)	$16	$81	$3,123	$1,564	$655
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.28%(e)	0.27%	0.27%	0.27%	0.28%
Expenses before waivers and/or expense reimbursement	19.74%	5.80%	1.15%	2.70%	4.43%
Net investment income (loss)	2.37%	0.52%	0.97%	1.45%	1.22%
Portfolio turnover rate(f)	26%	59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.36	$14.91	$11.51	$11.59	$11.95
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.13	0.15	0.22	1.53
Net realized and unrealized gain (loss) on investment transactions	0.72	(1.12)	3.50	0.24	(1.40)
Total from investment operations	1.00	(0.99)	3.65	0.46	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.98)	(0.17)	(0.24)	(0.30)
Distributions from net realized gains	(0.73)	(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.94)	(1.56)	(0.25)	(0.54)	(0.49)
Net asset value, end of Year	$12.42	$12.36	$14.91	$11.51	$11.59
Total Return(b):	9.12%	(7.79)%	32.10%	3.81%	1.95%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$100	$89	$17	$13	$12
Average net assets (000)	$95	$59	$15	$12	$68
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.18%(d)	0.18%	0.17%	0.17%	0.19%
Expenses before waivers and/or expense reimbursement	4.14%	7.09%	43.52%	106.71%	19.83%
Net investment income (loss)	2.43%	0.98%	1.12%	1.94%	13.14%
Portfolio turnover rate(e)	26%	59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.39	$14.94	$11.54	$11.62	$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.39	0.16	0.24	0.20
Net realized and unrealized gain (loss) on investment transactions	0.71	(1.36)	3.51	0.23	(0.03)
Total from investment operations	1.01	(0.97)	3.67	0.47	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(1.00)	(0.19)	(0.25)	(0.32)
Distributions from net realized gains	(0.73)	(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.95)	(1.58)	(0.27)	(0.55)	(0.51)
Net asset value, end of Year	$12.45	$12.39	$14.94	$11.54	$11.62
Total Return(b):	9.22%	(7.63)%	32.13%	3.90%	2.24%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$1,446	$1,170	$1,149	$778	$732
Average net assets (000)	$1,226	$1,196	$950	$725	$608
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.08%(d)	0.08%	0.07%	0.07%	0.08%
Expenses before waivers and/or expense reimbursement	1.20%	1.03%	1.44%	3.47%	4.47%
Net investment income (loss)	2.55%	2.87%	1.19%	2.11%	1.73%
Portfolio turnover rate(e)	26%	59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.43	$14.98	$11.57	$11.64	$11.99
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.41	0.18	0.24	0.20
Net realized and unrealized gain (loss) on investment transactions	0.69	(1.36)	3.52	0.26	(0.03)
Total from investment operations	1.02	(0.95)	3.70	0.50	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(1.02)	(0.21)	(0.27)	(0.33)
Distributions from net realized gains	(0.73)	(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.97)	(1.60)	(0.29)	(0.57)	(0.52)
Net asset value, end of Year	$12.48	$12.43	$14.98	$11.57	$11.64
Total Return(b):	9.29%	(7.47)%	32.33%	4.11%	2.33%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$20,189	$18,346	$18,291	$13,037	$7,037
Average net assets (000)	$18,311	$20,531	$17,795	$8,309	$5,316
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00%(e)	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.07)%(e)	(0.07)%	(0.08)%	(0.08)%	(0.07)%
Expenses before waivers and/or expense reimbursement	0.81%	0.58%	0.63%	1.67%	2.60%
Net investment income (loss)	2.81%	2.98%	1.33%	2.13%	1.75%
Portfolio turnover rate(f)	26%	59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM Target date 2055 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.28	$14.78	$11.33	$11.52	$12.10
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.26	0.08	0.18	0.14
Net realized and unrealized gain (loss) on investment transactions	0.68	(1.10)	3.58	0.18	(0.15)
Total from investment operations	0.87	(0.84)	3.66	0.36	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.91)	(0.11)	(0.19)	(0.24)
Distributions from net realized gains	(0.47)	(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.50)	(3.66)	(0.21)	(0.55)	(0.57)
Net asset value, end of Year	$10.65	$10.28	$14.78	$11.33	$11.52
Total Return(b):	9.11%	(8.47)%	32.63%	2.89%	0.89%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$18	$17	$18	$14	$15
Average net assets (000)	$16	$18	$16	$14	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%(d)	0.67%	0.66%	0.65%	0.66%
Expenses before waivers and/or expense reimbursement	21.35%	22.90%	42.22%	93.51%	81.24%
Net investment income (loss)	1.97%	2.17%	0.57%	1.62%	1.22%
Portfolio turnover rate(e)	29%	60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.31	$14.82	$11.36	$11.54	$12.12
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.29	0.10	0.14	0.12
Net realized and unrealized gain (loss) on investment transactions	0.68	(1.11)	3.60	0.25	(0.10)
Total from investment operations	0.90	(0.82)	3.70	0.39	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.94)	(0.14)	(0.21)	(0.27)
Distributions from net realized gains	(0.47)	(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.50)	(3.69)	(0.24)	(0.57)	(0.60)
Net asset value, end of Year	$10.71	$10.31	$14.82	$11.36	$11.54
Total Return(b):	9.38%	(8.28)%	32.93%	3.19%	1.19%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$253	$278	$305	$142	$63
Average net assets (000)	$229	$311	$188	$83	$43
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43%(d)	0.42%	0.41%	0.40%	0.41%
Expenses before waivers and/or expense reimbursement	4.86%	4.25%	6.37%	19.04%	30.82%
Net investment income (loss)	2.21%	2.40%	0.73%	1.28%	1.05%
Portfolio turnover rate(e)	29%	60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.32	$14.82	$11.36	$11.55	$12.13
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.02	0.13	0.20	0.18
Net realized and unrealized gain (loss) on investment transactions	0.75	(0.80)	3.59	0.20	(0.14)
Total from investment operations	0.91	(0.78)	3.72	0.40	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.97)	(0.16)	(0.23)	(0.29)
Distributions from net realized gains	(0.47)	(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.50)	(3.72)	(0.26)	(0.59)	(0.62)
Net asset value, end of Year	$10.73	$10.32	$14.82	$11.36	$11.55
Total Return(b):	9.47%	(8.03)%	33.09%	3.26%	1.37%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$43	$15	$7,549	$4,867	$3,699
Average net assets (000)	$22	$166	$6,237	$4,140	$3,177
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29%(d)	0.25%	0.26%	0.25%	0.26%
Expenses before waivers and/or expense reimbursement	15.85%	3.82%	1.52%	2.92%	3.70%
Net investment income (loss)	1.61%	0.15%	0.95%	1.83%	1.59%
Portfolio turnover rate(e)	29%	60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.33	$14.84	$11.37	$11.56	$12.14
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.31	0.14	0.22	0.26
Net realized and unrealized gain (loss) on investment transactions	0.67	(1.09)	3.60	0.19	(0.21)
Total from investment operations	0.92	(0.78)	3.74	0.41	0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.98)	(0.17)	(0.24)	(0.30)
Distributions from net realized gains	(0.47)	(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.50)	(3.73)	(0.27)	(0.60)	(0.63)
Net asset value, end of Year	$10.75	$10.33	$14.84	$11.37	$11.56
Total Return(b):	9.56%	(8.01)%	33.27%	3.38%	1.49%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$39	$20	$17	$13	$13
Average net assets (000)	$29	$18	$15	$12	$33
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.18%(d)	0.17%	0.16%	0.15%	0.17%
Expenses before waivers and/or expense reimbursement	12.52%	22.13%	43.43%	106.71%	37.86%
Net investment income (loss)	2.48%	2.54%	1.07%	2.02%	2.20%
Portfolio turnover rate(e)	29%	60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.35	$14.86	$11.38	$11.56	$12.15
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.34	0.15	0.24	0.14
Net realized and unrealized gain (loss) on investment transactions	0.69	(1.11)	3.61	0.19	(0.09)
Total from investment operations	0.93	(0.77)	3.76	0.43	0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.99)	(0.18)	(0.25)	(0.31)
Distributions from net realized gains	(0.47)	(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.50)	(3.74)	(0.28)	(0.61)	(0.64)
Net asset value, end of Year	$10.78	$10.35	$14.86	$11.38	$11.56
Total Return(b):	9.64%	(7.88)%	33.45%	3.51%	1.53%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$565	$367	$247	$136	$90
Average net assets (000)	$447	$317	$188	$111	$50
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.08%(d)	0.07%	0.06%	0.05%	0.05%
Expenses before waivers and/or expense reimbursement	2.95%	2.87%	4.74%	14.21%	26.07%
Net investment income (loss)	2.45%	2.79%	1.12%	2.15%	1.20%
Portfolio turnover rate(e)	29%	60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.34	$14.86	$11.38	$11.57	$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.37	0.17	0.22	0.21
Net realized and unrealized gain (loss) on investment transactions	0.68	(1.12)	3.61	0.22	(0.14)
Total from investment operations	0.96	(0.75)	3.78	0.44	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.03)	(1.02)	(0.20)	(0.27)	(0.33)
Distributions from net realized gains	(0.47)	(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.50)	(3.77)	(0.30)	(0.63)	(0.66)
Net asset value, end of Year	$10.80	$10.34	$14.86	$11.38	$11.57
Total Return(b):	9.95%	(7.82)%	33.63%	3.60%	1.72%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$8,151	$6,382	$7,681	$5,451	$3,635
Average net assets (000)	$6,741	$8,322	$7,616	$4,340	$3,169
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00%(e)	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.07)%(e)	(0.08)%	(0.09)%	(0.10)%	(0.09)%
Expenses before waivers and/or expense reimbursement	2.12%	1.57%	1.16%	2.57%	3.36%
Net investment income (loss)	2.76%	3.01%	1.27%	2.01%	1.87%
Portfolio turnover rate(f)	29%	60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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PGIM Target date 2060 Fund
Class R1 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.82	$15.17	$11.49	$11.62	$12.06
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.29	0.08	0.17	0.13
Net realized and unrealized gain (loss) on investment transactions	0.84	(1.46)	3.74	0.16	(0.15)
Total from investment operations	1.08	(1.17)	3.82	0.33	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.95)	(0.08)	(0.20)	(0.25)
Distributions from net realized gains	(0.69)	(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.88)	(1.18)	(0.14)	(0.46)	(0.42)
Net asset value, end of Year	$13.02	$12.82	$15.17	$11.49	$11.62
Total Return(b):	9.38%	(8.62)%	33.45%	2.70%	0.57%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$22	$17	$17	$13	$12
Average net assets (000)	$19	$17	$15	$12	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%(d)	0.66%	0.65%	0.65%	0.66%
Expenses before waivers and/or expense reimbursement	18.47%	23.66%	46.33%	114.36%	111.01%
Net investment income (loss)	1.98%	2.06%	0.56%	1.56%	1.10%
Portfolio turnover rate(e)	42%	64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.86	$15.21	$11.52	$11.63	$12.08
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.52	0.10	0.16	0.15
Net realized and unrealized gain (loss) on investment transactions	0.87	(1.66)	3.76	0.21	(0.15)
Total from investment operations	1.12	(1.14)	3.86	0.37	-(b)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.98)	(0.11)	(0.22)	(0.28)
Distributions from net realized gains	(0.69)	(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.89)	(1.21)	(0.17)	(0.48)	(0.45)
Net asset value, end of Year	$13.09	$12.86	$15.21	$11.52	$11.63
Total Return(c):	9.70%	(8.37)%	33.76%	2.96%	0.79%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$267	$199	$1,755	$889	$388
Average net assets (000)	$215	$1,330	$1,291	$587	$226
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%(e)	0.41%	0.40%	0.40%	0.41%
Expenses before waivers and/or expense reimbursement	4.78%	2.45%	3.46%	9.69%	18.79%
Net investment income (loss)	2.07%	3.57%	0.74%	1.47%	1.31%
Portfolio turnover rate(f)	42%	64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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Class R3 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.89	$15.25	$11.55	$11.65	$12.09
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.16	0.12	0.17	0.14
Net realized and unrealized gain (loss) on investment transactions	0.86	(1.28)	3.77	0.21	(0.11)
Total from investment operations	1.14	(1.12)	3.89	0.38	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(1.01)	(0.13)	(0.22)	(0.30)
Distributions from net realized gains	(0.69)	(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.93)	(1.24)	(0.19)	(0.48)	(0.47)
Net asset value, end of Year	$13.10	$12.89	$15.25	$11.55	$11.65
Total Return(b):	9.90%	(8.28)%	33.94%	3.12%	1.05%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$41	$31	$1,472	$685	$279
Average net assets (000)	$33	$55	$1,051	$450	$173
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.28%(d)	0.25%	0.25%	0.25%	0.26%
Expenses before waivers and/or expense reimbursement	11.21%	8.75%	3.27%	10.14%	20.50%
Net investment income (loss)	2.26%	1.25%	0.89%	1.54%	1.25%
Portfolio turnover rate(e)	42%	64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.91	$15.26	$11.56	$11.65	$12.10
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.37	0.14	0.23	0.19
Net realized and unrealized gain (loss) on investment transactions	0.85	(1.47)	3.76	0.17	(0.16)
Total from investment operations	1.14	(1.10)	3.90	0.40	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(1.02)	(0.14)	(0.23)	(0.31)
Distributions from net realized gains	(0.69)	(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.94)	(1.25)	(0.20)	(0.49)	(0.48)
Net asset value, end of Year	$13.11	$12.91	$15.26	$11.56	$11.65
Total Return(b):	9.93%	(8.12)%	34.14%	3.18%	1.09%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$24	$18	$17	$13	$12
Average net assets (000)	$20	$17	$15	$12	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.18%(d)	0.16%	0.15%	0.15%	0.16%
Expenses before waivers and/or expense reimbursement	16.92%	22.95%	44.92%	112.23%	106.19%
Net investment income (loss)	2.36%	2.60%	1.06%	2.06%	1.66%
Portfolio turnover rate(e)	42%	64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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Class R5 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.93	$15.28	$11.57	$11.66	$12.11
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.36	0.14	0.21	0.02
Net realized and unrealized gain (loss) on investment transactions	0.88	(1.45)	3.78	0.20	0.02
Total from investment operations	1.16	(1.09)	3.92	0.41	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(1.03)	(0.15)	(0.24)	(0.32)
Distributions from net realized gains	(0.69)	(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.96)	(1.26)	(0.21)	(0.50)	(0.49)
Net asset value, end of Year	$13.13	$12.93	$15.28	$11.57	$11.66
Total Return(b):	10.04%	(8.01)%	34.21%	3.30%	1.21%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$692	$442	$227	$95	$67
Average net assets (000)	$519	$333	$154	$84	$35
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.08%(d)	0.06%	0.05%	0.05%	0.06%
Expenses before waivers and/or expense reimbursement	2.92%	2.96%	6.69%	22.80%	45.88%
Net investment income (loss)	2.32%	2.58%	1.02%	1.91%	0.15%
Portfolio turnover rate(e)	42%	64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.95	$15.31	$11.58	$11.66	$12.11
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.40	0.15	0.24	0.22
Net realized and unrealized gain (loss) on investment transactions	0.85	(1.47)	3.81	0.18	(0.16)
Total from investment operations	1.18	(1.07)	3.96	0.42	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(1.06)	(0.17)	(0.24)	(0.34)
Distributions from net realized gains	(0.69)	(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.98)	(1.29)	(0.23)	(0.50)	(0.51)
Net asset value, end of Year	$13.15	$12.95	$15.31	$11.58	$11.66
Total Return(b):	10.20%	(7.93)%	34.50%	3.46%	1.39%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$6,655	$6,246	$5,912	$2,154	$1,424
Average net assets (000)	$6,474	$6,501	$4,213	$1,657	$981
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00%(e)	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.08)%(e)	(0.09)%	(0.10)%	(0.10)%	(0.09)%
Expenses before waivers and/or expense reimbursement	2.18%	1.79%	2.32%	7.79%	14.67%
Net investment income (loss)	2.68%	2.85%	1.11%	2.09%	1.90%
Portfolio turnover rate(f)	42%	64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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PGIM TARGET DATE 2065 Fund
Class R1 Shares
	Year Ended July 31,			December 16, 2019(a) through July 31, 2020
	2023	2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.80	$12.74	$9.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.26	0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	0.78	(1.25)	3.18	(0.41)
Total from investment operations	0.96	(0.99)	3.24	(0.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.79)	(0.05)	(0.05)
Distributions from net realized gains	(0.28)	(0.16)	(0.01)	-
Total dividends and distributions	(0.44)	(0.95)	(0.06)	(0.05)
Net asset value, end of Period	$11.32	$10.80	$12.74	$9.56
Total Return(c):	9.50%	(8.61)%	33.98%	(3.96)%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$13	$12	$13	$10
Average net assets (000)	$12	$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.87%(e)	0.66%	0.65%	0.65%(f)
Expenses before waivers and/or expense reimbursement	60.29%	59.08%	96.73%	485.07%(f)
Net investment income (loss)	1.68%	2.16%	0.55%	0.32%(f)
Portfolio turnover rate(g)	45%	67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.22% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)	Annualized.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R2 Shares
	Year Ended July 31,			December 16, 2019(a) through July 31, 2020
	2023	2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.82	$12.77	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.23	0.07	0.03
Net realized and unrealized gain (loss) on investment transactions	0.81	(1.20)	3.20	(0.40)
Total from investment operations	0.99	(0.97)	3.27	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.82)	(0.07)	(0.05)
Distributions from net realized gains	(0.28)	(0.16)	(0.01)	-
Total dividends and distributions	(0.47)	(0.98)	(0.08)	(0.05)
Net asset value, end of Period	$11.34	$10.82	$12.77	$9.58
Total Return(c):	9.77%	(8.45)%	34.30%	(3.75)%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$114	$73	$36	$12
Average net assets (000)	$89	$65	$22	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65%(e)	0.41%	0.40%	0.40%(f)
Expenses before waivers and/or expense reimbursement	36.05%	34.43%	71.91%	446.28%(f)
Net investment income (loss)	1.74%	1.97%	0.63%	0.49%(f)
Portfolio turnover rate(g)	45%	67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.25% which are being excluded from the Fund's contractual waiver for the year ended July 31, 2023.
(f)	Annualized.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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Class R3 Shares
	Year Ended July 31,			December 16, 2019(a) through July 31, 2020
	2023	2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.83	$12.78	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.30	0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	0.85	(1.25)	3.18	(0.40)
Total from investment operations	1.01	(0.95)	3.29	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.84)	(0.09)	(0.05)
Distributions from net realized gains	(0.28)	(0.16)	(0.01)	-
Total dividends and distributions	(0.49)	(1.00)	(0.10)	(0.05)
Net asset value, end of Period	$11.35	$10.83	$12.78	$9.59
Total Return(c):	9.94%	(8.30)%	34.44%	(3.65)%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$21	$12	$13	$10
Average net assets (000)	$15	$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.53%(e)	0.26%	0.25%	0.25%(f)
Expenses before waivers and/or expense reimbursement	53.40%	58.37%	96.05%	484.23%(f)
Net investment income (loss)	1.54%	2.56%	0.95%	0.72%(f)
Portfolio turnover rate(g)	45%	67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.28% which are being excluded from the Fund's contractual waiver for the year ended July 31, 2023.
(f)	Annualized.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R4 Shares
	Year Ended July 31,			December 16, 2019(a) through July 31, 2020
	2023	2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.84	$12.79	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.32	0.12	0.05
Net realized and unrealized gain (loss) on investment transactions	0.79	(1.26)	3.19	(0.41)
Total from investment operations	1.02	(0.94)	3.31	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.85)	(0.10)	(0.05)
Distributions from net realized gains	(0.28)	(0.16)	(0.01)	-
Total dividends and distributions	(0.50)	(1.01)	(0.11)	(0.05)
Net asset value, end of Period	$11.36	$10.84	$12.79	$9.59
Total Return(c):	10.04%	(8.21)%	34.66%	(3.64)%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$13	$12	$13	$10
Average net assets (000)	$12	$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.37%(e)	0.16%	0.15%	0.15%(f)
Expenses before waivers and/or expense reimbursement	59.30%	58.20%	95.88%	484.02%(f)
Net investment income (loss)	2.18%	2.66%	1.04%	0.82%(f)
Portfolio turnover rate(g)	45%	67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.22% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)	Annualized.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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Class R5 Shares
	Year Ended July 31,			December 16, 2019(a) through July 31, 2020
	2023	2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.85	$12.80	$9.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.32	0.13	0.05
Net realized and unrealized gain (loss) on investment transactions	0.79	(1.24)	3.19	(0.40)
Total from investment operations	1.03	(0.92)	3.32	(0.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.87)	(0.11)	(0.05)
Distributions from net realized gains	(0.28)	(0.16)	(0.01)	-
Total dividends and distributions	(0.51)	(1.03)	(0.12)	(0.05)
Net asset value, end of Period	$11.37	$10.85	$12.80	$9.60
Total Return(c):	10.15%	(8.11)%	34.74%	(3.54)%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$16	$14	$14	$11
Average net assets (000)	$14	$14	$13	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.27%(e)	0.06%	0.05%	0.05%(f)
Expenses before waivers and/or expense reimbursement	55.47%	54.91%	93.88%	458.95%(f)
Net investment income (loss)	2.28%	2.72%	1.14%	0.83%(f)
Portfolio turnover rate(g)	45%	67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.22% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)	Annualized.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Target Date Funds

Class R6 Shares
	Year Ended July 31,			December 16, 2019(a) through July 31, 2020
	2023	2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.86	$12.81	$9.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.32	0.11	0.01
Net realized and unrealized gain (loss) on investment transactions	0.82	(1.23)	3.22	(0.35)
Total from investment operations	1.04	(0.91)	3.33	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.88)	(0.12)	(0.05)
Distributions from net realized gains	(0.28)	(0.16)	(0.01)	-
Total dividends and distributions	(0.52)	(1.04)	(0.13)	(0.05)
Net asset value, end of Period	$11.38	$10.86	$12.81	$9.61
Total Return(c):	10.32%	(7.97)%	34.88%	(3.43)%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$492	$336	$433	$141
Average net assets (000)	$368	$435	$331	$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.15%(f)	0.00%	0.00%	0.00%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.15%(f)	(0.09)%	(0.10)%	(0.11)%(g)
Expenses before waivers and/or expense reimbursement	30.77%	25.56%	34.59%	166.46%(g)
Net investment income (loss)	2.11%	2.70%	0.93%	0.11%(g)
Portfolio turnover rate(h)	45%	67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)
Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests.
Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes' operating expenses.
(f)	Includes certain non-recurring expenses of 0.24% which are being excluded from the Fund's contractual waiver for the year ended July 31, 2023.
(g)	Annualized.
(h)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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GLOSSARY
FUND Indices
S&P 500 Index. The S&P 500 Index is an unmanaged index of over 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed. These returns do not include the effect of any sales charges, operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of these expenses.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.
S&P Target Date® Index. The S&P Target Date Series comprises 13 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date Income Custom Benchmark. The PGIM Targe Date Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2015 Custom Benchmark. The PGIM Target Date 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2020 Custom Benchmark. The PGIM Target Date 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2025 Custom Benchmark. The PGIM Target Date 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset

PGIM Target Date Funds

allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2030 Custom Benchmark. The PGIM Target Date 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2035 Custom Benchmark. The PGIM Target Date 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2040 Custom Benchmark. The PGIM Target Date 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2045 Custom Benchmark. The PGIM Target Date 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2050 Custom Benchmark. The PGIM Target Date 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2055 Custom Benchmark. The PGIM Target Date 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE
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3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2060 Custom Benchmark. The PGIM Target Date 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
PGIM Target Date 2065 Custom Benchmark. The PGIM Target Date 2065 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trademark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indices or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indices or data and no party may rely on any indices or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

PGIM Target Date Funds

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FOR MORE INFORMATION Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:
◾MAIL Prudential Mutual Fund Services LLC P.O. Box 534432 Pittsburgh, PA 15253-4432 ◾WEBSITE www.pgim.com/investments	◾TELEPHONE (800) 225-1852 (973) 367-3529 (from outside the U.S.)

◾E-DELIVERY
To receive your mutual fund documents on-line, go to pgim.com/investments/resource/edelivery and enroll.
Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

The Annual and Semi-Annual Reports and the SAI contain additional information about the Fund. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.

◾STATEMENT OF ADDITIONAL INFORMATION (incorporated by reference into this Prospectus) ◾SEMI-ANNUAL REPORT	◾ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

You can also obtain copies of Fund documents, including the SAI, from the SEC as follows (the SEC charges a fee to copy documents):
◾ELECTRONIC REQUEST publicinfo@sec.gov	◾VIA THE INTERNET on the EDGAR Database at www.sec.gov

PGIM Target Date Income Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDADX	PDAEX	PDAFX	PDAGX	PDAHX	PDAJX
CUSIP	74445D109	74445D208	74445D307	74445D406	74445D505	74445D604

PGIM Target Date 2015 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDCDX	PDCEX	PDCFX	PDCGX	PDCHX	PDCJX
CUSIP	74445D844	74445D836	74445D828	74445D810	74445D794	74445D786

PGIM Target Date 2020 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDDDX	PDDEX	PDDFX	PDDGX	PDDHX	PDDJX
CUSIP	74445D778	74445D760	74445D752	74445D745	74445D737	74445D729

PGIM Target Date 2025 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDEDX	PDEEX	PDEFX	PDEGX	PDEHX	PDEJX
CUSIP	74445D711	74445D695	74445D687	74445D679	74445D661	74445D653

PGIM Target Date 2030 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDFCX	PDFEX	PDFFX	PDFGX	PDFHX	PDFJX
CUSIP	74445D646	74445D638	74445D620	74445D612	74445D596	74445D588

PGIM Target Date 2035 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDGCX	PDGEX	PDGFX	PDGGX	PDGHX	PDGJX
CUSIP	74445D570	74445D562	74445D554	74445D547	74445D539	74445D521

PGIM Target Date 2040 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDHDX	PDHEX	PDHFX	PDHGX	PDHHX	PDHJX
CUSIP	74445D513	74445D497	74445D489	74445D471	74445D463	74445D455

PGIM Target Date 2045 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDIDX	PDIEX	PDIKX	PDIGX	PDIHX	PDIJX
CUSIP	74445D448	74445D430	74445D422	74445D414	74445D398	74445D380

PGIM Target Date 2050 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDJDX	PDJEX	PDJFX	PDJGX	PDJHX	PDJJX
CUSIP	74445D372	74445D364	74445D356	74445D349	74445D331	74445D323

PGIM Target Date 2055 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDKDX	PDKEX	PDKFX	PDKGX	PDKHX	PDKJX
CUSIP	74445D315	74445D299	74445D281	74445D273	74445D265	74445D257

PGIM Target Date 2060 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDLDX	PDLEX	PDLFX	PDLGX	PDLHX	PDLJX
CUSIP	74445D240	74445D232	74445D224	74445D216	74445D190	74445D182

PGIM Target Date 2065 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDOAX	PDODX	PDOEX	PDOFX	PDOGX	PDOHX
CUSIP	74440V674	74440V666	74440V658	74440V641	74440V633	74440V625
MF236STAT The Funds' Investment Company Act File No. 811-09439